UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-22648

Aspiriant Global Equity Trust

(Exact name of registrant as specified in charter)

11100 Santa Monica Boulevard Suite 600
Los Angeles, California 90025

(Address of principal executive offices) ( Zip code)

Robert J. Francais
Aspiriant Global Equity Trust
11100 Santa Monica Boulevard Suite 600
Los Angeles, California 90025

(Name and address of agent for service)

Registrant's telephone number, including area code: (310) 806-4000

Date of fiscal year end: Feb 28

Date of reporting period: August 31, 2013

Item 1.  Reports to Stockholders

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND

A Series of Aspiriant Global Equity Trust

Semi-Annual Report
August 31, 2013
(Unaudited)

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND

TABLE OF CONTENTS

Schedule of Investments	1-24
Summary of Investments	25
Statement of Assets and Liabilities	26
Statement of Operations	27
Statement of Changes in Net Assets	28
Financial Highlights	29
Notes to Financial Statements	30-42
Expense Example	43
Other Information	44-45

1

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
As of August 31, 2013 (Unaudited)

Number of Shares		Value
	COMMON STOCK – 89.3%
	AUSTRALIA – 2.0%
5,100	Alumina Ltd.*	$4,528
2,681	Amcor Ltd.	24,803
55,636	Arrium Ltd.	55,167
350	ASX Ltd.1	11,011
5,483	Australia & New Zealand Banking Group Ltd.	143,951
2,305	Bank of Queensland Ltd.	19,591
4,430	Bendigo and Adelaide Bank Ltd.1	39,713
6,644	BHP Billiton Ltd. - ADR	210,108
13,230	BlueScope Steel Ltd.*	58,514
5,752	Bradken Ltd.	29,042
9,690	Brambles Ltd.	75,516
1,359	Caltex Australia Ltd.	22,819
5,923	CFS Retail Property Trust Group - REIT	10,618
16,147	Challenger Ltd.*	74,377
3,266	Commonwealth Bank of Australia	210,703
883	Computershare Ltd.	7,552
2,886	Crown Ltd.	37,346
2,382	CSL Ltd.	143,837
13,622	Dexus Property Group - REIT	12,416
35,231	Downer EDI Ltd.	129,446
3,245	DUET Group	5,998
11,800	Fairfax Media Ltd.1	5,594
1,568	Flight Centre Ltd.	65,245
2,772	Fortescue Metals Group Ltd.1	10,543
6,953	Goodman Group - REIT	28,500
7,143	GPT Group - REIT	22,502
1,382	GrainCorp Ltd. - Class A	15,251
4,942	Incitec Pivot Ltd.	11,330
9,241	Insurance Australia Group Ltd.	47,718
3,304	JB Hi-Fi Ltd.*	55,259
432	Leighton Holdings Ltd.	6,640
1,065	Lend Lease Group1	9,037
11,202	Lynas Corp. Ltd.*	3,851
2,774	Macquarie Group Ltd.	107,507
3,610	Mineral Resources Ltd.	35,322
14,360	Mirvac Group - REIT	20,925
43,692	Myer Holdings Ltd.	106,504
8,194	National Australia Bank Ltd.	235,342
3,430	Newcrest Mining Ltd.	40,298
2,502	OZ Minerals Ltd.	9,351
18,136	Primary Health Care Ltd.	83,044

Number of Shares		Value
	COMMON STOCK (Continued)
	AUSTRALIA (Continued)
92,086	Qantas Airways Ltd.*	$111,638
111	Ramsay Health Care Ltd.	3,680
3,807	Regis Resources Ltd.*	14,474
4,216	Santos Ltd.	55,690
3,740	Seven West Media Ltd.	7,772
6,559	Sims Metal Management Ltd.	54,733
4,233	Sonic Healthcare Ltd.	58,146
8,628	Stockland - REIT1	28,537
10,021	Suncorp Group Ltd.1	109,464
34,564	Tatts Group Ltd.	98,479
27,232	Telstra Corp. Ltd.	118,497
5,645	Toll Holdings Ltd.	27,288
72,181	Transfield Services Ltd.	73,115
3,946	Treasury Wine Estates Ltd.	16,622
2,678	Wesfarmers Ltd.	96,575
8,487	Westfield Group	83,474
12,150	Westfield Retail Trust - REIT	31,451
6,470	Westpac Banking Corp.	179,606
1,767	Woodside Petroleum Ltd.	59,801
4,371	Woolworths Ltd.	138,457
		3,614,318

	AUSTRIA – 0.1%
558	CA Immobilien Anlagen A.G.*	7,167
506	Conwert Immobilien Invest S.E.	5,449
2,394	Oesterreichische Post A.G.	99,796
931	Wienerberger A.G.	13,483
		125,895

	BELGIUM – 0.5%
145	Ackermans & van Haaren N.V.	13,000
5,736	Anheuser-Busch InBev N.V.	534,946
138	Befimmo - REIT*	9,010
144	Cofinimmo - REIT*	15,976
1,172	Colruyt S.A.	64,880
940	D'ieteren S.A.	43,493
2,788	Delhaize Group S.A.	178,095
246	Groupe Bruxelles Lambert S.A.	19,611
207	ThromboGenics N.V.*1	6,276
		885,287

2

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of August 31, 2013 (Unaudited)

Number of Shares		Value
	COMMON STOCK (Continued)
	BERMUDA – 2.3%
1,592	African Minerals Ltd.*	$4,700
14,400	Aircastle Ltd.	234,720
6,500	Aspen Insurance Holdings Ltd.	231,205
2,400	Assured Guaranty Ltd.	47,736
9,500	Axis Capital Holdings Ltd.	408,405
2,800	Bunge Ltd.	212,184
27,109	BW Offshore Ltd.	32,140
4,693	Catlin Group Ltd.	33,983
1,000	Cheung Kong Infrastructure Holdings Ltd.	6,746
6,600	Continental Gold Ltd.*	29,200
800	Endurance Specialty Holdings Ltd.	40,096
6,300	Energy XXI Bermuda Ltd.	167,391
12,100	Esprit Holdings Ltd.	20,576
3,900	Everest Re Group Ltd.	534,105
4,000	First Pacific Co., Ltd.	4,137
8,000	Giordano International Ltd.1	7,676
1,852,000	GOME Electrical Appliances Holding Ltd.*1	190,506
5,144	Gulf Keystone Petroleum Ltd.*	13,967
6,600	Helen of Troy Ltd.*	265,188
4,075	Hiscox Ltd.	40,766
2,500	Kerry Properties Ltd.	10,105
44,700	Marvell Technology Group Ltd.	541,317
8,800	Nabors Industries Ltd.	135,520
45,000	Noble Group Ltd.1	28,444
3,000	NWS Holdings Ltd.	4,470
500	Orient Overseas International Ltd.1	2,744
4,700	Orient-Express Hotels Ltd. - Class A*	56,870
2,343	Petra Diamonds Ltd.*	4,374
3,400	Platinum Underwriters Holdings Ltd.	196,452
7,100	Signet Jewelers Ltd.	471,440
7,600	Validus Holdings Ltd.	263,036
1,900	VTech Holdings Ltd.	27,900
9,000	Yue Yuen Industrial Holdings Ltd.	27,709
		4,295,808

	BRAZIL – 2.4%
48,100	CCR S.A.*	349,771
3,700	Cia Brasileira de Distribuicao Grupo Pao de Acucar - ADR1	151,996
11,100	Cia de Bebidas das Americas - ADR	386,058

Number of Shares		Value
	COMMON STOCK (Continued)
	BRAZIL (Continued)
33,800	Cia de Saneamento Basico do Estado de Sao Paulo - ADR1	$288,314
31,166	Cia Energetica de Minas Gerais - ADR1	247,770
1,500	Cia Hering	20,061
840	Cielo S.A.	20,564
40,600	CPFL Energia S.A.	331,817
11,100	Diagnosticos da America S.A.	51,593
28,700	EcoRodovias Infraestrutura e Logistica S.A.	184,040
88,700	EDP - Energias do Brasil S.A.*	397,783
17,800	Light S.A.	134,286
12,995	Localiza Rent a Car S.A.	169,657
3,800	Lojas Renner S.A.*	91,403
17,600	Natura Cosmeticos S.A.	330,247
5,900	Raia Drogasil S.A.	41,741
43,900	Souza Cruz S.A.	459,984
10,200	Telefonica Brasil S.A. - ADR1	201,246
1,600	Tim Participacoes S.A. - ADR1	31,552
28,600	Tractebel Energia S.A.*	409,950
1,200	Ultrapar Participacoes S.A.	26,103
		4,325,936

	CANADA – 2.9%
6,600	Advantage Oil & Gas Ltd.*	23,999
1,300	Aecon Group, Inc.	15,958
500	AGF Management Ltd. - Class B	6,076
1,400	Agrium, Inc.	119,757
4,500	Aimia Inc.*	68,442
20,500	Alacer Gold Corp.	63,059
400	Allied Properties Real Estate Investment Trust - REIT	11,871
600	ARC Resources Ltd.1	14,366
100	Argonaut Gold, Inc.*	691
500	Artis Real Estate Investment Trust - REIT	6,432
1,500	Atco Ltd. - Class I	61,678
600	Athabasca Oil Corp.*	4,295
3,600	Bank of Montreal	225,953
900	Bank of Nova Scotia	49,986
3,300	Bankers Petroleum Ltd.*	11,122
200	Baytex Energy Corp.1	7,908

3

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of August 31, 2013 (Unaudited)

Number of Shares		Value
	COMMON STOCK (Continued)
	CANADA (Continued)
6,700	Bellatrix Exploration Ltd.*	$42,873
1,900	Blackberry Ltd.*1	19,193
300	Boardwalk Real Estate Investment Trust - REIT	15,987
12,300	Bombardier, Inc. - Class B	55,936
300	Bonavista Energy Corp.	3,706
200	Bonterra Energy Corp.	9,786
1,600	Brookfield Asset Management, Inc. - Class A	55,338
600	Brookfield Office Properties, Inc.1	9,598
700	Calloway Real Estate Investment Trust - REIT	16,182
500	Canaccord Financial, Inc.	2,976
700	Canadian Apartment Properties REIT - REIT	13,690
300	Canadian Energy Services & Technology Corp.	4,916
1,700	Canadian Imperial Bank of Commerce	132,766
1,300	Canadian National Railway Co.	121,916
2,700	Canadian Natural Resources Ltd.	82,387
2,800	Canadian Oil Sands Ltd.	53,725
800	Canadian Pacific Railway Ltd.	94,081
400	Canadian Real Estate Investment Trust - REIT	15,498
500	Canadian Tire Corp. Ltd. - Class A	42,291
1,900	Canfor Pulp Products, Inc.	16,433
400	Canyon Services Group, Inc.	4,458
5,000	Capstone Infrastructure Corp.	18,561
23,100	Capstone Mining Corp.*	48,248
5,900	Celestica, Inc.*	62,736
2,100	Centerra Gold, Inc.	13,258
14,200	Cequence Energy Ltd.*	20,492
300	CI Financial Corp.	9,128
1,200	Cineplex, Inc.	44,569
600	CML HealthCare, Inc.	6,101
45,600	Colossus Minerals, Inc.*1	33,768
800	Cominar Real Estate Investment Trust - REIT	14,165
6,500	Connacher Oil and Gas Ltd.*	1,327
1,700	Corus Entertainment, Inc.	40,753
900	Crescent Point Energy Corp.1	32,828
2,700	Davis + Henderson Corp.	66,622

Number of Shares		Value
	COMMON STOCK (Continued)
	CANADA (Continued)
500	Dominion Diamond Corp.*	$6,257
300	Dundee Corp. - Class A*	5,645
700	Dundee Real Estate Investment Trust - Class A - REIT	19,406
1,400	Eldorado Gold Corp.	11,923
900	Empire Co., Ltd.	69,271
500	Enerflex Ltd.	6,708
400	Enerplus Corp.1	6,619
2,300	Ensign Energy Services, Inc.	38,388
1,000	Extendicare, Inc.	6,228
400	FirstService Corp.	13,971
9,800	Fortuna Silver Mines, Inc.*	40,659
300	Franco-Nevada Corp.	13,657
300	Freehold Royalties Ltd.	6,736
200	Genivar, Inc.	4,625
2,000	Genworth MI Canada, Inc.	53,451
100	George Weston Ltd.	7,903
2,000	Gibson Energy, Inc.	42,894
2,300	Goldcorp, Inc.	67,910
600	Great-West Lifeco, Inc.1	16,947
800	Guyana Goldfields, Inc.*	1,724
300	H&R Real Estate Investment Trust - REIT	5,842
300	Home Capital Group, Inc.	18,237
100	HudBay Minerals, Inc.	657
5,000	Husky Energy, Inc.	141,365
200	IGM Financial, Inc.	8,974
300	Imperial Metals Corp.*	3,489
2,100	Imperial Oil Ltd.	87,684
3,200	Industrial Alliance Insurance & Financial Services, Inc.	125,563
600	Innergex Renewable Energy, Inc.	4,910
500	InnVest Real Estate Investment Trust - REIT	1,913
600	Jean Coutu Group PJC, Inc. - Class A	10,316
400	Killam Properties, Inc.	3,843
6,600	Kinross Gold Corp.	36,406
700	Laurentian Bank of Canada	29,461
300	Linamar Corp.	9,342
2,300	Lions Gate Entertainment Corp.*1 2	80,523
600	Loblaw Cos. Ltd.	25,617

4

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of August 31, 2013 (Unaudited)

Number of Shares		Value
	COMMON STOCK (Continued)
	CANADA (Continued)
300	MacDonald Dettwiler & Associates Ltd.	$23,170
1,200	Magna International, Inc.1	92,236
1,500	Major Drilling Group International, Inc.	9,627
100	Manitoba Telecom Services, Inc.	3,199
5,000	Manulife Financial Corp.1	81,980
600	Maple Leaf Foods, Inc.	7,833
300	MEG Energy Corp.*	9,709
400	Morguard Real Estate Investment Trust - REIT	5,989
600	Mullen Group Ltd.	14,383
16,200	Nevsun Resources Ltd.	51,370
900	New Gold, Inc.*	6,067
300	North West Co., Inc.	6,594
200	Northern Property Real Estate Investment Trust - REIT	4,998
200	Northland Power, Inc.	2,723
1,800	OceanaGold Corp.*	3,196
1,100	Onex Corp.	52,311
1,000	Open Text Corp.1	68,736
900	Osisko Mining Corp.*	4,469
2,900	Parkland Fuel Corp.	47,907
400	Pason Systems, Inc.	8,138
900	Penn West Petroleum Ltd.	10,151
1,000	Petrominerales Ltd.1	6,124
700	Power Corp. of Canada1	19,200
400	Pretium Resources, Inc.*	3,361
1,400	Quebecor, Inc. - Class B	29,999
4,600	Reitmans Canada Ltd. - Class A	42,974
300	RioCan Real Estate Investment Trust - REIT	6,708
200	Ritchie Bros Auctioneers, Inc.1	3,691
2,500	Rogers Communications, Inc. - Class B	98,714
4,000	Romarco Minerals, Inc.*	2,013
800	RONA, Inc.	8,165
3,300	Royal Bank of Canada	203,332
500	Savanna Energy Services Corp.	3,669
21,200	SEMAFO, Inc.	44,481
3,700	Shaw Communications, Inc. - Class B1	89,154
1,300	ShawCor Ltd.	51,627

Number of Shares		Value
	COMMON STOCK (Continued)
	CANADA (Continued)
7,300	Sherritt International Corp.	$25,505
500	Shoppers Drug Mart Corp.	27,979
6,000	Silver Standard Resources, Inc.*	50,584
700	Silver Wheaton Corp.	18,502
2,900	Sun Life Financial, Inc.1	88,407
7,100	Suncor Energy, Inc.1	239,296
3,900	Superior Plus Corp.	40,692
5,900	Talisman Energy, Inc.	63,016
1,100	Taseko Mines Ltd.*	2,245
2,900	Teck Resources Ltd.	73,016
14,400	Tesco Corp.*	222,480
3,600	Torex Gold Resources, Inc.*	5,469
1,100	Toronto-Dominion Bank	93,593
300	Tourmaline Oil Corp.*	11,592
1,800	TransCanada Corp.	78,456
400	Transcontinental, Inc. - Class A	5,199
1,600	TransForce, Inc.	31,581
700	TransGlobe Energy Corp.*	4,871
5,600	Trinidad Drilling Ltd.	48,275
800	Turquoise Hill Resources Ltd.*	4,162
600	Uranium Participation Corp.*	2,768
800	Valeant Pharmaceuticals International, Inc.*	78,686
200	Vermilion Energy, Inc.1	10,745
100	Wajax Corp.	3,352
300	West Fraser Timber Co., Ltd.	23,754
1,500	Yamana Gold, Inc.	17,146
		5,352,318

	CAYMAN ISLANDS – 0.5%
2,500	AAC Technologies Holdings, Inc.1	11,378
900	ASM Pacific Technology Ltd.1	9,253
123,000	Belle International Holdings Ltd.1	169,177
14,400	Fresh Del Monte Produce, Inc.	415,584
50,000	Geely Automobile Holdings Ltd.1	26,176
3,799	Polarcus Ltd.*	2,668
7,600	Sands China Ltd.	43,556
2,300	Tencent Holdings Ltd.	107,415
8,000	Tingyi Cayman Islands Holding Corp.1	19,767
22,000	Wynn Macau Ltd.1	66,306
		871,280

5

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of August 31, 2013 (Unaudited)

Number of Shares		Value
	COMMON STOCK (Continued)
	CHILE – 1.1%
20,900	Banco Santander Chile - ADR	$465,234
108,177	Cencosud S.A.	434,616
32,400	Enersis S.A. - ADR	511,920
45,014	S.A.C.I. Falabella	445,420
4,900	Sociedad Quimica y Minera de Chile S.A. - ADR1	126,959
		1,984,149

	CHINA – 0.4%
8,000	China Shenhua Energy Co., Ltd. - Class H	24,779
120,000	China Telecom Corp. Ltd. - Class H	60,668
146,000	PetroChina Co., Ltd. - Class H	158,909
16,800	Sinopharm Group Co., Ltd. - Class H	41,984
36,000	Tsingtao Brewery Co., Ltd. - Class H1	265,860
39,000	Zhuzhou CSR Times Electric Co., Ltd. - Class H	122,469
		674,669

	CURACAO – 0.0%
500	Orthofix International N.V.*	11,035

	DENMARK – 0.3%
4,711	GN Store Nord A/S	96,928
1,451	NKT Holding A/S	65,388
1,040	Novo Nordisk A/S - Class B	173,883
1,719	Pandora A/S	61,821
93	Rockwool International A/S - B Shares	14,681
287	Sydbank A/S*	6,920
4,631	Topdanmark A/S*	117,166
		536,787

	FINLAND – 0.3%
209	Caverion Corp.*	1,359
2,444	Citycon OYJ*	7,627
1,315	Huhtamaki OYJ	25,707
11,347	Orion OYJ - Class B1	262,372
5,745	Ramirent OYJ	61,776
2,500	Sponda OYJ1	12,414
151	Tieto OYJ	3,004

Number of Shares		Value
	COMMON STOCK (Continued)
	FINLAND (Continued)
5,194	Wartsila OYJ Abp	$241,831
		616,090
	FRANCE – 1.7%
409	Alten S.A.*	16,475
3,818	AXA S.A.	83,214
2,174	BNP Paribas S.A.	136,302
3,148	Cie Generale des Etablissements Michelin	301,313
5,113	Danone S.A.	380,716
20,553	Derichebourg S.A.*	62,907
537	Essilor International S.A.	57,988
791	Ipsen S.A.	29,266
400	Klepierre - REIT	15,866
4,453	Lagardere SCA	135,707
32,213	MPI	149,037
246	Nexity S.A.*	9,067
1,097	Plastic Omnium S.A.	72,388
520	Rallye S.A.*	18,291
2,181	Renault S.A.	156,006
3,273	Safran S.A.	181,645
3,553	Sanofi	340,507
2,140	Schneider Electric S.A.	163,670
341	Societe BIC S.A.	39,207
1,519	Societe Generale S.A.	66,522
109	Societe Immobiliere de Location pour l'Industrie et le Commerce - REIT	11,159
6,066	Solocal Group*	13,559
29,999	Technicolor S.A.*	142,901
1,894	Teleperformance	85,254
1,764	Thales S.A.	86,908
3,823	Total S.A.	211,702
3,448	UBISOFT Entertainment*	52,091
554	Valeo S.A.	41,698
		3,061,366

	GERMANY – 1.9%
3,898	Adidas A.G.	412,362
468	Alstria Office REIT - A.G. - REIT	5,538
11,160	Balda A.G.1	61,529
1,767	BASF S.E.	154,555
2,781	Bayer A.G.	309,095
352	Bayerische Motoren Werke A.G.	33,177

6

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of August 31, 2013 (Unaudited)

Number of Shares		Value
	COMMON STOCK (Continued)
	GERMANY (Continued)
138	BayWa A.G.	$6,614
110	Bertrandt A.G.	12,107
1,378	Continental A.G.	207,974
474	Deutsche Boerse A.G.	33,231
476	Deutsche Euroshop A.G.	19,419
10,831	Deutsche Lufthansa A.G.*	193,222
9,388	Deutsche Post A.G.	271,366
7,082	Deutsche Telekom A.G.	90,667
1,675	Deutsche Wohnen A.G.	29,350
1,951	Drillisch A.G.	40,772
1,346	Duerr A.G.	90,269
5,767	Freenet A.G.	136,132
111	Fuchs Petrolub S.E.	7,579
175	Gesco A.G.1	15,243
1,528	Gildemeister A.G.*	33,988
2,359	Grammer A.G.	84,362
445	GSW Immobilien A.G.	19,389
3,197	HeidelbergCement A.G.	221,727
13,210	Heidelberger Druckmaschinen A.G.*	35,624
1,080	IVG Immobilien A.G.*	100
372	Krones A.G.	31,528
2,690	Merck KGaA	408,658
1,056	Morphosys A.G.*	76,305
825	Muenchener Rueckversicherungs A.G.	150,332
3,085	Nordex S.E.*	35,894
311	Norma Group S.E.	12,511
1,938	Stada Arzneimittel A.G.1	93,775
1,366	Symrise A.G.	59,765
1,698	United Internet A.G.	58,648
421	Wincor Nixdorf A.G.	26,413
		3,479,220

	GUERNSEY – 0.1%
41,091	Resolution Ltd.	202,957

	HONG KONG – 0.7%
34,400	AIA Group Ltd.	150,570
11,500	BOC Hong Kong Holdings Ltd.	36,163
2,000	Cheung Kong Holdings Ltd.	28,454
6,500	China Mobile Ltd.	70,055
16,000	China Resources Enterprise Ltd.1	45,508

Number of Shares		Value
	COMMON STOCK (Continued)
	HONG KONG (Continued)
6,000	CLP Holdings Ltd.	$47,933
11,000	Galaxy Entertainment Group Ltd.*	66,646
4,000	Hang Seng Bank Ltd.	62,019
1,699	Henderson Land Development Co., Ltd.	9,926
23,200	Hong Kong & China Gas Co., Ltd.1	53,513
3,000	Hong Kong Exchanges and Clearing Ltd.1	45,902
1,000	Hopewell Holdings Ltd.	3,164
5,000	Hutchison Whampoa Ltd.	57,796
7,000	Hysan Development Co., Ltd.	30,335
5,500	Link REIT - REIT	25,128
10,000	MTR Corp. Ltd.	37,661
8,000	New World Development Co., Ltd.	11,162
8,000	PCCW Ltd.	3,595
1,000	Power Assets Holdings Ltd.	8,607
46,000	Sino Land Co., Ltd.	61,579
32,000	SJM Holdings Ltd.1	81,864
43,500	Sun Art Retail Group Ltd.1	59,139
5,000	Sun Hung Kai Properties Ltd.	64,668
1,500	Swire Pacific Ltd. - Class A	17,161
11,500	Techtronic Industries Co.	28,077
2,900	Television Broadcasts Ltd.	18,950
8,000	Wharf Holdings Ltd.	65,472
11,000	Wheelock & Co., Ltd.	55,964
1,500	Wing Hang Bank Ltd.	14,462
		1,261,473

	INDIA – 0.1%
4,400	Dr Reddy's Laboratories Ltd. - ADR	146,388

	INDONESIA – 0.8%
302,000	Bank Central Asia Tbk P.T.	249,461
102,000	Bank Mandiri Persero Tbk P.T.	66,113
42,500	Gudang Garam Tbk P.T.	147,211
108,000	Indo Tambangraya Megah Tbk P.T.	316,242
332,000	Perusahaan Gas Negara Persero Tbk P.T.	163,756
175,500	Semen Indonesia Persero Tbk P.T.	202,065
1,440,000	Telekomunikasi Indonesia Persero Tbk P.T.	289,252
		1,434,100

7

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of August 31, 2013 (Unaudited)

Number of Shares		Value
	COMMON STOCK (Continued)
	IRELAND – 0.6%
3,000	Accenture PLC - Class A	$216,750
1,800	Alkermes PLC*	57,150
1,300	Eaton Corp. PLC	82,316
6,400	Ingersoll-Rand PLC	378,496
10,700	Seagate Technology PLC	410,024
		1,144,736

	ISLE OF MAN – 0.0%
10,000	Genting Singapore PLC1	10,274
1,558	Playtech PLC	16,345
		26,619

	ISRAEL – 0.0%
558	Clal Industries Ltd.	2,340
763	Gazit-Globe Ltd.	9,203
7,155	Oil Refineries Ltd.*	2,793
384	Osem Investments Ltd.	7,865
463	Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	23,247
324	Strauss Group Ltd.	5,119
		50,567

	ITALY – 0.5%
2,521	Assicurazioni Generali S.p.A.	48,221
1,719	Banca Generali S.p.A.	38,839
10,569	Banca Popolare dell'Emilia Romagna Scrl*	75,015
8,185	Beni Stabili S.p.A. - REIT	5,037
3,907	Brembo S.p.A.	88,995
41,294	Enel S.p.A.	136,156
9,472	ERG S.p.A.	92,318
1,917	Impregilo S.p.A.	8,647
4,137	Indesit Co. S.p.A.	32,681
31,421	Intesa Sanpaolo S.p.A.	61,542
2,250	Italcementi S.p.A.	14,492
2,999	Prysmian S.p.A.	66,498
11,295	Recordati S.p.A.	127,069
624	Safilo Group S.p.A.*	10,992
1,795	Salvatore Ferragamo S.p.A.	59,028
8,161	Saras S.p.A.*	9,836
12,722	Sorin S.p.A.*	34,063

Number of Shares		Value
	COMMON STOCK (Continued)
	ITALY (Continued)
8,809	UniCredit S.p.A.	$49,752
		959,181

	JAPAN – 5.6%
7,000	77 Bank Ltd.	31,473
16,100	Access Co., Ltd.*	111,420
10	Accordia Golf Co., Ltd.	10,823
350	Adastria Holdings Co., Ltd.	16,413
1,000	ADEKA Corp.*	10,860
14	Advance Residence Investment Corp. - REIT	28,384
6,750	Aiful Corp.*	55,306
2,000	Ajinomoto Co., Inc.	25,578
1,400	Alfresa Holdings Corp.*	66,158
3,300	Aoyama Trading Co., Ltd.	81,221
2,100	Arcs Co., Ltd.	38,147
500	Arnest One Corp.	10,365
2,100	Astellas Pharma, Inc.	106,844
1,900	Avex Group Holdings, Inc.*	53,418
1,000	Awa Bank Ltd.*	4,997
1,600	Canon, Inc.	47,854
1,300	Central Japan Railway Co.	148,009
300	Century Tokyo Leasing Corp.	8,083
6,000	Chiba Bank Ltd.	40,883
2,700	Chiyoda Co., Ltd.	59,013
2,000	Chiyoda Corp.	22,766
5,700	Chubu Electric Power Co., Inc.	70,905
3,400	Chugai Pharmaceutical Co., Ltd.	69,491
4,000	Chugoku Marine Paints Ltd.	19,948
6,500	CKD Corp.	48,802
100	Cocokara fine, Inc.	2,931
500	Colowide Co., Ltd.*	5,247
6,000	Dai Nippon Printing Co., Ltd.	57,847
400	Daibiru Corp.	4,197
3,000	Daicel Corp.	25,839
4,000	Daifuku Co., Ltd.*	37,318
1,800	Daiichi Sankyo Co., Ltd.	30,794
2,500	Daiichikosho Co., Ltd.*	67,201
3,000	Daikyo, Inc.	8,664
1,000	Daio Paper Corp.*	5,444
2,000	Daishi Bank Ltd.*	6,441
200	Daito Trust Construction Co., Ltd.	18,255

8

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of August 31, 2013 (Unaudited)

Number of Shares		Value
	COMMON STOCK (Continued)
	JAPAN (Continued)
1,000	Daiwa House Industry Co., Ltd.	$17,867
2	Daiwa Office Investment Corp. - REIT	7,259
3,000	Daiwa Securities Group, Inc.	24,000
3	Daiwahouse Residential Investment Corp. - REIT	11,015
3,600	Dena Co., Ltd.	70,371
23,000	Denki Kagaku Kogyo KK*	83,433
1,000	DIC Corp.	2,542
100	Earth Chemical Co., Ltd.*	3,678
2,600	East Japan Railway Co.	198,852
2,800	EDION Corp.	15,117
100	FP Corp.*	7,010
3	Frontier Real Estate Investment Corp. - REIT*	25,384
41,000	Fudo Tetra Corp.*	60,964
39,000	Fuji Electric Co., Ltd.	142,819
7,000	Fuji Heavy Industries Ltd.	168,521
400	Fuji Machine Manufacturing Co., Ltd.	3,623
700	Fuji Oil Co., Ltd.*	12,274
900	Fuji Seal International, Inc.*	25,546
100	Fuji Soft, Inc.*	1,691
1,000	Fujitsu General Ltd.*	10,698
18,000	Fukuoka Financial Group, Inc.	76,542
1	Fukuoka REIT Co. - REIT*	7,363
1,000	Fukuyama Transporting Co., Ltd.*	5,994
10,000	Furukawa Electric Co., Ltd.	19,982
100	Fuyo General Lease Co., Ltd.*	3,208
32	Geo Holdings Corp.*	28,389
1	Global One Real Estate Investment Corp. - REIT*	5,376
2,000	Godo Steel Ltd.*	3,267
200	Goldcrest Co., Ltd.	4,424
7,800	Gulliver International Co., Ltd.	41,688
1	Hankyu Reit, Inc. - REIT	4,976
15,000	Haseko Corp.*	17,395
300	Heiwa Real Estate Co., Ltd.*	4,709
7	Heiwa Real Estate REIT, Inc. - REIT	4,549
1,000	Higo Bank Ltd.	5,331
10,000	Hino Motors Ltd.	129,549
1,500	HIS Co., Ltd.*	75,871
6,000	Hitachi Kokusai Electric, Inc.*	61,083
500	Hogy Medical Co., Ltd.	27,149

Number of Shares		Value
	COMMON STOCK (Continued)
	JAPAN (Continued)
2,000	Hokkoku Bank Ltd.	$6,707
500	Hokuetsu Kishu Paper Co., Ltd.	2,078
800	Honda Motor Co., Ltd.	28,684
1,000	Hyakugo Bank Ltd.	3,829
1,000	Hyakujushi Bank Ltd.*	3,744
100	IBJ Leasing Co., Ltd.*	2,254
20,000	IHI Corp.	80,336
500	Iino Kaiun Kaisha Ltd.	2,576
1	Industrial & Infrastructure Fund Investment Corp. - REIT	8,796
600	Internet Initiative Japan, Inc.*	17,250
1,000	Iseki & Co., Ltd.	3,197
5,000	Isuzu Motors Ltd.	30,267
1,800	IT Holdings Corp.*	21,408
2,200	ITOCHU Corp.	24,766
9,000	Itoham Foods, Inc.*	36,543
1,000	Iwatani Corp.*	3,573
700	Izumi Co., Ltd.*	19,344
14,000	J Front Retailing Co., Ltd.*	111,185
14,000	Jaccs Co., Ltd.*	60,190
100	Jafco Co., Ltd.	3,818
300	Japan Airport Terminal Co., Ltd.*	5,476
1,000	Japan Aviation Electronics Industry Ltd.	9,859
2	Japan Excellent, Inc. - REIT*	10,615
2	Japan Logistics Fund, Inc. - REIT	18,099
2	Japan Real Estate Investment Corp. - REIT	21,209
4	Japan Retail Fund Investment Corp. - REIT	7,337
2,800	Japan Tobacco, Inc.	94,570
2,000	JFE Holdings, Inc.	43,869
4,000	JGC Corp.	136,227
3,000	Joyo Bank Ltd.	15,412
1,700	JSR Corp.	29,513
2,000	Juroku Bank Ltd.*	7,232
1,000	Kagoshima Bank Ltd.	6,178
3,000	Kaken Pharmaceutical Co., Ltd.	45,759
9,800	Kansai Electric Power Co., Inc.*	109,330
2,200	Kao Corp.	64,032
3,000	Keisei Electric Railway Co., Ltd.*	28,382
5,000	Keiyo Bank Ltd.*	25,568

9

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of August 31, 2013 (Unaudited)

Number of Shares		Value
	COMMON STOCK (Continued)
	JAPAN (Continued)
3	Kenedix Realty Investment Corp. - REIT	$11,281
1,800	Kenedix, Inc.*	7,731
7,000	Kirin Holdings Co., Ltd.	95,703
700	Kissei Pharmaceutical Co., Ltd.	14,171
4,000	Kiyo Holdings, Inc.	5,227
3,000	Koito Manufacturing Co., Ltd.	52,673
500	Kokuyo Co., Ltd.*	3,617
5,000	Komori Corp.	57,194
10,500	Konica Minolta, Inc.	85,872
800	Kose Corp.	22,364
2,000	Krosaki Harima Corp.	4,184
3,700	KYORIN Holdings, Inc.*	79,049
1,800	Leopalace21 Corp.*	11,029
4,000	Maeda Road Construction Co., Ltd.*	61,869
800	Mandom Corp.*	25,692
2,900	Marui Group Co., Ltd.	26,953
600	Matsui Securities Co., Ltd.*	5,053
900	Matsumotokiyoshi Holdings Co., Ltd.*	30,313
18,000	Mazda Motor Corp.*	71,659
4,300	Medipal Holdings Corp.*	47,863
1,700	Meitec Corp.	41,987
2	MID Reit, Inc. - REIT*	4,389
5,500	Mitsubishi Chemical Holdings Corp.	25,754
4,000	Mitsubishi Estate Co., Ltd.	103,336
31,000	Mitsubishi Heavy Industries Ltd.	169,113
1,000	Mitsubishi Logistics Corp.*	12,777
32,300	Mitsubishi UFJ Financial Group, Inc.	188,238
13,900	Mitsubishi UFJ Lease & Finance Co., Ltd.	62,663
5,000	Mitsui Engineering & Shipbuilding Co., Ltd.	8,986
2,000	Mitsui Fudosan Co., Ltd.	62,611
4,000	Mitsumi Electric Co., Ltd.*	29,007
200	Miura Co., Ltd.*	5,131
69,300	Mizuho Financial Group, Inc.	140,464
900	Modec, Inc.	25,453
11	Monex Group, Inc.	4,005
2	Mori Hills REIT Investment Corp. - REIT*	11,118
2	Mori Trust Sogo Reit, Inc. - REIT	16,620

Number of Shares		Value
	COMMON STOCK (Continued)
	JAPAN (Continued)
1,000	Morinaga Milk Industry Co., Ltd.	$2,964
4,100	Moshi Moshi Hotline, Inc.*	44,719
2,800	MS&AD Insurance Group Holdings	70,147
600	Musashino Bank Ltd.*	19,770
2,600	Namco Bandai Holdings, Inc.	41,358
1,000	Nanto Bank Ltd.*	3,710
35,000	NEC Corp.	73,939
2,500	NEC Networks & System Integration Corp.*	55,100
1,000	Nichias Corp.*	6,340
2	Nippon Accommodations Fund, Inc. - REIT*	13,038
2	Nippon Building Fund, Inc. - REIT	21,705
3,000	Nippon Denko Co., Ltd.	8,071
4,000	Nippon Express Co., Ltd.	18,650
3,000	Nippon Paint Co., Ltd.	43,018
9,000	Nippon Synthetic Chemical Industry Co., Ltd.*	79,282
1,200	Nippon Telegraph & Telephone Corp.	60,878
33,000	Nishimatsu Construction Co., Ltd.*	75,339
1,300	Nissan Chemical Industries Ltd.	17,738
3,900	Nissha Printing Co., Ltd.*	64,557
1,200	Nissin Kogyo Co., Ltd.*	21,147
1,100	NKSJ Holdings, Inc.	26,696
9,800	Nomura Holdings, Inc.	67,569
200	Nomura Real Estate Holdings, Inc.	4,550
2	Nomura Real Estate Residential Fund, Inc. - REIT	9,338
48	NTT DOCOMO, Inc.	76,734
1,000	Obayashi Corp.	5,663
2,000	Ogaki Kyoritsu Bank Ltd.*	5,431
2,000	Oji Holdings Corp.	7,970
100	Okinawa Electric Power Co., Inc.	3,424
1,000	Okumura Corp.	3,697
2,300	Omron Corp.	71,665
3,400	ORIX Corp.	46,328
18	Orix JREIT, Inc. - REIT	18,961
7,000	Osaka Gas Co., Ltd.	28,195
1,000	PanaHome Corp.	6,039
9,100	Panasonic Corp.*	81,984
1,200	Pigeon Corp.	55,027
100	Pola Orbis Holdings, Inc.	3,144

10

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of August 31, 2013 (Unaudited)

Number of Shares		Value
	COMMON STOCK (Continued)
	JAPAN (Continued)
2	Premier Investment Corp. - REIT	$7,519
4,000	Press Kogyo Co., Ltd.*	15,575
1,000	Rengo Co., Ltd.	4,911
38,600	Resona Holdings, Inc.	183,160
400	Resorttrust, Inc.*	12,781
400	Rohm Co., Ltd.	14,017
300	Round One Corp.*	1,680
300	Ryohin Keikaku Co., Ltd.	26,285
200	Ryosan Co., Ltd.	3,362
1,000	San-In Godo Bank Ltd.	7,566
200	Sangetsu Co., Ltd.	5,075
1,000	Sanwa Holdings Corp.	5,559
400	SCSK Corp.	9,290
700	Secom Co., Ltd.	39,920
1,000	Seiko Holdings Corp.	3,956
4,000	Seino Holdings Co., Ltd.	35,530
4,000	Sekisui Chemical Co., Ltd.*	36,592
2,000	Sekisui House Ltd.	24,048
2	Sekisui House SI Investment Co. - REIT	9,164
1,000	Senko Co., Ltd.	4,763
1,300	Senshu Ikeda Holdings, Inc.*	6,274
3,500	Seven & I Holdings Co., Ltd.	119,825
1,000	Shiga Bank Ltd.*	5,288
200	Shima Seiki Manufacturing Ltd.*	3,836
200	Shimamura Co., Ltd.*	20,352
100	Shin-Etsu Chemical Co., Ltd.	5,984
14,000	Shindengen Electric Manufacturing Co., Ltd.*	78,041
4,700	Shinko Electric Industries Co., Ltd.	44,310
800	Shinko Plantech Co., Ltd.*	6,399
3,000	Shinmaywa Industries Ltd.*	22,006
39,000	Shinsei Bank Ltd.	76,293
7,100	Shionogi & Co., Ltd.	137,877
300	Showa Corp.*	3,729
32	SKY Perfect JSAT Holdings, Inc.	16,057
2,500	Softbank Corp.	155,965
5,600	Sojitz Corp.	9,946
900	Sony Corp.	17,913
1,700	Sony Financial Holdings, Inc.	27,532
4,000	Sotetsu Holdings, Inc.*	15,022
4,500	Start Today Co., Ltd.	100,479

Number of Shares		Value
	COMMON STOCK (Continued)
	JAPAN (Continued)
5,000	Sumitomo Chemical Co., Ltd.	$18,029
3,800	Sumitomo Forestry Co., Ltd.	36,029
3,000	Sumitomo Light Metal Industries Ltd.*	2,945
4,000	Sumitomo Metal Mining Co., Ltd.	53,445
3,500	Sumitomo Mitsui Financial Group, Inc.	153,846
80	Sumitomo Real Estate Sales Co., Ltd.*	4,624
1,000	Sumitomo Realty & Development Co., Ltd.	43,705
1,000	Sumitomo Warehouse Co., Ltd.	5,246
1,000	Suzuken Co., Ltd.	30,720
2,700	Suzuki Motor Corp.	57,644
3,800	T&D Holdings, Inc.	45,783
1,000	Tachi-S Co., Ltd.*	13,698
1,000	Tadano Ltd.*	13,892
2,000	Taihei Dengyo Kaisha Ltd.*	14,209
1,000	Taikisha Ltd.	22,128
36,000	Taisei Corp.	146,722
300	Takasago Thermal Engineering Co., Ltd.*	2,373
11,000	Takashimaya Co., Ltd.	96,178
10,000	Takuma Co., Ltd.*	86,379
1,700	THK Co., Ltd.*	32,788
4,000	Toagosei Co., Ltd.*	16,096
900	Tohoku Electric Power Co., Inc.*	9,809
2,800	Tokai Rika Co., Ltd.*	55,210
1,200	Tokai Tokyo Financial Holdings, Inc.	8,188
80	Token Corp.*	4,069
1,500	Tokio Marine Holdings, Inc.	45,877
2,800	Tokyo Electric Power Co., Inc.*	14,093
14,000	Tokyo Gas Co., Ltd.	72,454
16,000	Tokyo Rope Manufacturing Co., Ltd.*	23,611
700	Tokyo Seimitsu Co., Ltd.*	13,066
7,000	Tokyu Corp.	44,776
1,000	Tokyu Land Corp.	9,210
2	Tokyu REIT, Inc. - REIT	10,165
2	Top REIT, Inc. - REIT	8,428
3,600	Toppan Forms Co., Ltd.*	32,501
3,000	Toshiba Corp.	11,822
3,000	Toshiba Machine Co., Ltd.	12,439

11

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of August 31, 2013 (Unaudited)

Number of Shares		Value
	COMMON STOCK (Continued)
	JAPAN (Continued)
2,000	Toshiba Plant Systems & Services Corp.	$32,064
2,000	Toshiba TEC Corp.	10,364
2,000	TOTO Ltd.	24,671
1,200	Toyo Seikan Group Holdings Ltd.	20,168
1,000	Toyo Tire & Rubber Co., Ltd.	5,376
2,600	Toyota Boshoku Corp.	33,896
4,500	Toyota Motor Corp.	270,681
1,100	TS Tech Co., Ltd.*	36,813
900	Tsuruha Holdings, Inc.	81,100
2,500	TV Asahi Corp.*	52,745
18,000	Ube Industries Ltd.	31,687
200	United Arrows Ltd.	8,009
900	Universal Entertainment Corp.	17,111
1,000	Ushio, Inc.*	11,131
800	Valor Co., Ltd.	11,537
2,000	Wacom Co., Ltd.	17,068
2,200	West Japan Railway Co.	90,566
189	Yahoo Japan Corp.	93,102
300	Yoshinoya Holdings Co., Ltd.*	3,445
		10,368,706

	JERSEY – 0.2%
1,894	Atrium European Real Estate Ltd.	10,966
29,394	Beazley PLC	90,756
54,077	Centamin PLC*	36,445
22,928	Glencore Xstrata PLC	108,511
5,219	Informa PLC	41,137
485	Kentz Corp. Ltd.	4,346
5,612	Regus PLC	15,391
870	UBM PLC	9,317
2,251	Wolseley PLC	113,831
		430,700

	LUXEMBOURG – 0.0%
793	GAGFAH S.A.*	9,689

	MALAYSIA – 2.5%
113,900	AMMB Holdings Bhd	257,429
153,500	Axiata Group Bhd	314,527
62,300	CIMB Group Holdings Bhd	137,801
182,000	DiGi.Com Bhd	260,115

Number of Shares		Value
	COMMON STOCK (Continued)
	MALAYSIA (Continued)
8,400	Genting Bhd	$23,823
75,000	Kuala Lumpur Kepong Bhd	491,362
127,700	Malayan Banking Bhd	388,240
191,300	Maxis Bhd	398,061
247,300	Petronas Chemicals Group Bhd	497,962
93,600	Public Bank Bhd	488,635
171,800	Sime Darby Bhd	490,760
307,900	Telekom Malaysia Bhd	507,113
157,600	Tenaga Nasional Bhd	418,574
		4,674,402

	MALTA – 0.0%
828	Unibet Group PLC*	31,671

	MAURITIUS – 0.0%
46,000	Golden Agri-Resources Ltd.	20,142

	MEXICO – 0.8%
64,400	Alfa S.A.B. de C.V. - Class A	162,675
13,300	America Movil S.A.B. de C.V. - ADR1	256,690
3,100	Coca-Cola Femsa S.A.B. de C.V. - ADR1	372,062
6,400	Grupo Televisa SAB - ADR	160,960
182,600	Wal-Mart de Mexico S.A.B. de C.V.	437,879
		1,390,266

	NETHERLANDS – 1.6%
530	Aalberts Industries N.V.	13,205
10,993	Aegon N.V.	78,250
1,255	Akzo Nobel N.V.	73,838
970	Arcadis N.V.	24,021
294	Corio N.V. - REIT	11,549
361	Eurocommercial Properties N.V. - REIT	13,477
8,124	European Aeronautic Defence and Space Co. N.V.	467,797
9,417	ING Groep N.V.*	102,529
10,429	Koninklijke Ahold N.V.	166,147
14,368	Koninklijke Philips N.V.	444,288
16,300	LyondellBasell Industries N.V. - Class A	1,143,445
462	Nieuwe Steen Investments N.V. - REIT	3,118
3,010	Nutreco N.V.	141,649

12

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of August 31, 2013 (Unaudited)

Number of Shares		Value
	COMMON STOCK (Continued)
	NETHERLANDS (Continued)
28,873	PostNL N.V.*	$101,856
26,815	STMicroelectronics N.V.	214,517
1,280	TomTom N.V.*	7,834
180	Vastned Retail N.V. - REIT	7,488
212	Wereldhave N.V. - REIT	14,120
		3,029,128

	NEW ZEALAND – 0.0%
12,513	Fletcher Building Ltd.	84,343

	NORWAY – 0.1%
36,945	DNO International A.S.A.*	80,213
1,570	Norwegian Air Shuttle AS*	56,127
3,666	Norwegian Property A.S.A.	4,823
240,212	Renewable Energy Corp. A.S.A.*	109,834
932	Tomra Systems A.S.A.	8,355
		259,352

	PANAMA – 0.1%
1,500	Carnival Corp.	54,135
7,800	McDermott International, Inc.*	58,500
		112,635

	POLAND – 0.4%
1,395	Bank Pekao S.A.	75,056
52,730	PGE S.A.	277,219
12,323	Powszechna Kasa Oszczednosci Bank Polski S.A.*	146,003
1,931	Powszechny Zaklad Ubezpieczen S.A.	261,596
25,420	Telekomunikacja Polska S.A.	60,167
		820,041

	PUERTO RICO – 0.1%
7,500	Popular, Inc.*	232,950

	RUSSIAN FEDERATION – 0.4%
7,600	Gazprom OAO - ADR	59,318
2,545	Lukoil OAO - ADR	146,745
15,010	MMC Norilsk Nickel OJSC - ADR	194,980
3,400	Mobile Telesystems OJSC - ADR*	71,944
21,378	Rosneft OAO - GDR GDR	157,051

Number of Shares		Value
	COMMON STOCK (Continued)
	RUSSIAN FEDERATION (Continued)
4,614	Tatneft OAO - ADR	$174,722
		804,760

	SINGAPORE – 0.6%
4,000	Ascendas Real Estate Investment Trust - REIT	6,811
4,200	Avago Technologies Ltd.	161,742
4,000	CapitaCommercial Trust - REIT1	4,234
4,000	CapitaMall Trust - REIT	5,818
4,000	CapitaMalls Asia Ltd.	5,613
43,000	ComfortDelGro Corp. Ltd.	61,944
9,000	DBS Group Holdings Ltd.	111,163
11,400	Flextronics International Ltd.*	102,372
8,000	Global Logistic Properties Ltd.	16,854
10,000	Hutchison Port Holdings Trust - Class U	7,384
3,000	Keppel Corp. Ltd.1	23,704
23,000	Keppel Land Ltd.	60,567
640	Keppel REIT - REIT	600
14,000	Olam International Ltd.1	15,702
8,000	Oversea-Chinese Banking Corp. Ltd.	61,852
4,000	SATS Ltd.	9,427
2,000	Sembcorp Industries Ltd.	7,645
16,000	SembCorp Marine Ltd.1	52,270
3,000	Singapore Airlines Ltd.	22,234
2,000	Singapore Exchange Ltd.	11,367
12,000	Singapore Press Holdings Ltd.1	36,934
3,000	Singapore Technologies Engineering Ltd.	9,293
22,000	Singapore Telecommunications Ltd.	60,408
1,000	StarHub Ltd.	3,284
16,000	Suntec Real Estate Investment Trust - REIT	19,011
7,000	United Overseas Bank Ltd.	108,842
1,000	UOL Group Ltd.	5,001
3,000	Venture Corp. Ltd.	17,856
18,000	Wilmar International Ltd.	44,358
14,000	Yangzijiang Shipbuilding Holdings Ltd.1	10,348
		1,064,638

13

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of August 31, 2013 (Unaudited)

Number of Shares		Value
	COMMON STOCK (Continued)
	SOUTH AFRICA – 2.6%
4,700	AngloGold Ashanti Ltd. - ADR1	$62,839
7,789	Aspen Pharmacare Holdings Ltd.	178,685
7,016	Barclays Africa Group Ltd.*	93,469
10,646	Bidvest Group Ltd.	261,629
83,993	FirstRand Ltd.	245,515
1,000	Harmony Gold Mining Co., Ltd. - ADR	3,620
11,130	Impala Platinum Holdings Ltd.	122,719
3,861	Kumba Iron Ore Ltd.	169,002
117,438	Life Healthcare Group Holdings Ltd.	404,177
21,944	Mr Price Group Ltd.	267,110
19,587	MTN Group Ltd.	357,779
2,321	Naspers Ltd. - N Shares	191,189
20,389	Nedbank Group Ltd.	373,347
15,406	Remgro Ltd.	280,262
37,764	Sanlam Ltd.	169,012
510	Sasol Ltd.	23,879
20,685	Shoprite Holdings Ltd.	323,848
33,407	Standard Bank Group Ltd.	371,776
15,796	Steinhoff International Holdings Ltd.*	45,132
7,823	Tiger Brands Ltd.	215,154
14,092	Vodacom Group Ltd.	159,017
74,050	Woolworths Holdings Ltd.	490,731
		4,809,891

	SOUTH KOREA – 2.5%
325	Amorepacific Corp.*	263,151
3,208	Cheil Industries, Inc.	253,914
1,960	Daelim Industrial Co., Ltd.	153,501
2,190	Daewoo International Corp.	68,641
588	E-Mart Co., Ltd.	108,904
2,018	Hyundai Glovis Co., Ltd.	338,907
419	Hyundai Mobis	104,884
241	Hyundai Wia Corp.	37,023
13,300	Kangwon Land, Inc.	330,750
2,481	Kia Motors Corp.	149,263
15,600	KT Corp.	506,029
3,166	KT&G Corp.	206,806
742	LG Chem Ltd.	190,883
7,400	LG Display Co., Ltd.	193,520
306	LG Household & Health Care Ltd.	134,810
34,800	LG Uplus Corp.*	408,508

Number of Shares		Value
	COMMON STOCK (Continued)
	SOUTH KOREA (Continued)
410	NAVER Corp.*	$165,019
189	NHN Entertainment Corp.*	18,449
41	Orion Corp.	36,332
67	POSCO	19,351
1,706	Samsung C&T Corp.	87,599
1,119	Samsung Electro-Mechanics Co., Ltd.	81,858
229	Samsung Electronics Co., Ltd.	280,756
214	Samsung Engineering Co., Ltd.	16,130
327	Samsung Fire & Marine Insurance Co., Ltd.	73,509
387	Samsung Techwin Co., Ltd.	23,047
1,608	SK Telecom Co., Ltd.	320,223
		4,571,767

	SPAIN – 0.5%
3,277	Abengoa S.A.	9,732
11,911	Banco Bilbao Vizcaya Argentaria S.A.	113,827
23,031	Banco Santander SA	162,743
628	Ebro Foods S.A.	13,629
40,496	Ence Energia y Celulosa S.A	127,354
2,862	Gamesa Corp. Tecnologica S.A.*	20,046
16,446	Gas Natural SDG S.A.	322,007
1,222	Tecnicas Reunidas S.A.	53,339
257	Viscofan S.A.	13,406
		836,083

	SWEDEN – 1.1%
227	AarhusKarlshamn A.B.	12,479
141	Axfood A.B.	6,282
4,669	Bilia A.B. - A Shares	87,286
1,596	Castellum A.B.	21,821
13,154	Electrolux A.B.	347,831
1,146	Fabege A.B.	11,924
1,160	Hufvudstaden A.B. - A Shares	14,125
2,497	Intrum Justitia A.B.*	60,806
1,112	Investor A.B. - B Shares	32,045
768	Klovern A.B.	3,072
999	Kungsleden A.B.	6,610
6,243	Loomis A.B. - Class B	134,274
392	Lundbergforetagen A.B. - B Shares	15,311
4,594	Meda A.B. - A Shares	50,550
13,072	Nordea Bank A.B.	151,983

14

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of August 31, 2013 (Unaudited)

Number of Shares		Value
	COMMON STOCK (Continued)
	SWEDEN (Continued)
51,412	SAS A.B.*	$97,576
5,046	Scania A.B. - B Shares	100,737
7,251	Skandinaviska Enskilda Banken A.B. - Class A	74,392
6,177	Svenska Cellulosa A.B. - B Shares	150,850
9,515	Swedish Match A.B.	332,111
15,995	Telefonaktiebolaget LM Ericsson - B Shares	188,114
2,500	Trelleborg A.B. - B Shares	42,161
890	Wallenstam A.B. - B Shares	11,527
680	Wihlborgs Fastigheter A.B.*	10,576
		1,964,443

	SWITZERLAND – 2.5%
922	ABB Ltd.	19,720
766	Adecco S.A.	48,138
4,900	Allied World Assurance Co. Holdings A.G.	449,477
141	Allreal Holding A.G.1	19,311
229	Bucher Industries A.G.	56,203
4,188	Credit Suisse Group A.G.	120,717
145	Forbo Holding A.G.1	102,306
4,400	Foster Wheeler A.G.*	101,992
85	Georg Fischer A.G.*	46,061
243	Givaudan S.A.	327,037
222	Helvetia Holding A.G.	95,140
3,308	Logitech International S.A.	24,192
57	Mobimo Holding A.G.	11,823
6,734	Nestle S.A.	440,702
9,810	Novartis A.G.	714,656
8,104	OC Oerlikon Corp. A.G.1	100,485
403	PSP Swiss Property A.G.	34,596
3,589	Roche Holding A.G.	894,613
46	Schindler Holding A.G.	6,336
39	Sika A.G.	106,677
1,782	Sulzer A.G.	259,609
215	Swiss Prime Site A.G.	15,789
5,800	TE Connectivity Ltd.	284,200
896	Transocean Ltd.	40,632
7,799	UBS A.G.	150,689
131	Valiant Holding	12,331

Number of Shares		Value
	COMMON STOCK (Continued)
	SWITZERLAND (Continued)
161	Valora Holding A.G.	$32,646
		4,516,078

	TAIWAN – 1.6%
12,650	Cheng Shin Rubber Industry Co., Ltd.	32,448
158,000	Chunghwa Telecom Co., Ltd.*	498,320
95,000	Compal Electronics, Inc.	63,668
83,000	Evergreen Marine Corp. Taiwan Ltd.*	46,715
46,000	Everlight Electronics Co., Ltd.*	73,259
76,000	Far Eastern Department Stores Co., Ltd.	77,741
143,000	Far EasTone Telecommunications Co., Ltd.	360,879
61,950	Foxconn Technology Co., Ltd.	157,071
64,000	Hon Hai Precision Industry Co., Ltd.	172,600
16,000	HTC Corp.	83,183
5,000	Largan Precision Co., Ltd.*	173,833
6,000	Novatek Microelectronics Corp.*	24,808
94,940	Realtek Semiconductor Corp.	209,406
34,000	Richtek Technology Corp.	152,640
132,000	Taiwan Mobile Co., Ltd.*	474,698
6,600	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	109,296
114,480	Uni-President Enterprises Corp.*	207,981
133,350	Wistron Corp.	119,056
		3,037,602

	THAILAND – 0.8%
46,300	Advanced Info Service PCL	343,650
9,200	Bangkok Bank PCL	50,904
444,400	CP ALL PCL	451,170
55,100	PTT Global Chemical PCL	117,502
21,000	PTT PCL	212,703
6,200	Siam Commercial Bank PCL	25,783
50,100	United Motor Works (Siam) Co.*	191,644
		1,393,356

	TURKEY – 0.4%
52,185	KOC Holding AS	208,998
10,207	Turk Hava Yollari	31,465
115,842	Turk Telekomunikasyon AS	350,798

15

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of August 31, 2013 (Unaudited)

Number of Shares		Value
	COMMON STOCK (Continued)
	TURKEY (Continued)
19,175	Turkcell Iletisim Hizmetleri AS*	$100,176
		691,437

	UNITED KINGDOM – 5.0%
55,752	3i Group PLC	309,857
6,924	Afren PLC*	14,939
5,655	Amlin PLC	34,380
4,483	Antofagasta PLC	59,404
2,100	Aon PLC	139,398
19,745	ARM Holdings PLC	267,127
11,955	Associated British Foods PLC	342,018
5,976	Babcock International Group PLC	105,328
82,334	Barclays PLC	360,673
24,785	Barratt Developments PLC*	116,686
4,907	BBA Aviation PLC	23,425
1,617	Bellway PLC	33,628
838	Berkeley Group Holdings PLC	27,527
2,074	Betfair Group PLC	31,757
4,671	BHP Billiton PLC	135,858
5,822	Bodycote PLC	56,659
29,680	BP PLC	205,232
830	British American Tobacco PLC	41,969
2,281	British Land Co. PLC - REIT	19,729
28,083	British Sky Broadcasting Group PLC	365,164
4,371	Britvic PLC	38,842
91,401	BT Group PLC	460,343
16,199	Cable & Wireless Communications PLC	9,695
3,725	Cairn Energy PLC*	15,738
8,343	Capital & Counties Properties PLC	41,055
2,667	Carillion PLC	11,859
41,186	Centrica PLC	246,503
5,620	Close Brothers Group PLC	90,325
21,844	CSR PLC	168,992
2,456	Daily Mail & General Trust PLC	30,050
1,196	Derwent London PLC - REIT	42,907
180,045	Dixons Retail PLC*	115,137
3,314	Drax Group PLC	35,820
7,001	DS Smith PLC	27,969
4,553	easyJet PLC	87,119
16,804	EnQuest PLC*	32,438
396	Genus PLC	8,969

Number of Shares		Value
	COMMON STOCK (Continued)
	UNITED KINGDOM (Continued)
5,991	Go-Ahead Group PLC	$137,739
3,937	Grainger PLC	10,493
4,467	Great Portland Estates PLC - REIT	36,925
2,576	Greene King PLC	33,287
7,739	Halfords Group PLC	43,421
1,728	Hammerson PLC - REIT	12,957
13,772	Hays PLC	21,849
3,324	Hikma Pharmaceuticals PLC	52,226
26,018	Home Retail Group PLC	57,404
19,724	Homeserve PLC	73,974
69,943	HSBC Holdings PLC	732,300
3,093	IG Group Holdings PLC	27,237
8,883	Intermediate Capital Group PLC	60,266
7,595	International Personal Finance PLC	70,180
2,693	Intu Properties PLC - REIT	12,764
25,950	Investec PLC	165,403
12,505	ITV PLC	31,902
803	Jardine Lloyd Thompson Group PLC	11,248
331	John Wood Group PLC	4,133
1,905	Land Securities Group PLC - REIT	26,031
3,484	Londonmetric Property PLC - REIT	5,829
7,193	Marks & Spencer Group PLC	52,583
19,165	Marston's PLC	46,381
19,116	Mitchells & Butlers PLC*	126,307
2,506	Mondi PLC	38,626
4,744	Next PLC	359,810
3,034	Ophir Energy PLC*	15,185
28,014	Pace PLC	124,119
16,673	Paragon Group of Cos. PLC	82,677
3,037	Pennon Group PLC	32,994
1,927	Persimmon PLC	32,844
14,337	Premier Farnell PLC	49,271
31,840	Premier Foods PLC*	65,037
1,755	PZ Cussons PLC*	10,906
3,569	QinetiQ Group PLC	10,403
4,921	Reckitt Benckiser Group PLC	334,427
11,598	Restaurant Group PLC	97,048
841	Rightmove PLC	30,307
2,937	Rio Tinto PLC	132,605
1,793	Rockhopper Exploration PLC*	3,146
10,271	Royal Dutch Shell PLC - A Shares	332,185

16

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of August 31, 2013 (Unaudited)

Number of Shares		Value
	COMMON STOCK (Continued)
	UNITED KINGDOM (Continued)
7,051	Royal Dutch Shell PLC - B Shares	$237,322
739	Schroders PLC	26,508
2,925	Segro PLC - REIT	13,229
3,305	Shaftesbury PLC - REIT*	30,436
27,062	SIG PLC	73,515
3,532	Smith & Nephew PLC	41,097
1,351	Soco International PLC*	8,336
4,153	Spirent Communications PLC	8,102
29,618	Standard Life PLC	152,170
3,106	TalkTalk Telecom Group PLC	11,468
7,359	Thomas Cook Group PLC*	16,093
1,996	Travis Perkins PLC	48,711
29,520	TUI Travel PLC	157,615
2,798	Unilever PLC	106,687
156,126	Vodafone Group PLC	502,962
4,498	WH Smith PLC*	59,073
57	Whitbread PLC	2,723
2,488	William Hill PLC	16,014
89	WS Atkins PLC	1,624
		9,272,633

	UNITED STATES – 40.7%
4,700	8x8, Inc.*	43,475
4,500	A Schulman, Inc.	121,320
7,400	AAR Corp.	185,666
17,200	Abbott Laboratories	573,276
2,800	Abercrombie & Fitch Co. - Class A	98,868
35,700	Activision Blizzard, Inc.	582,624
2,600	Advanced Energy Industries, Inc.*	47,398
2,900	AECOM Technology Corp.*	84,477
2,800	Aetna, Inc.	177,492
1,900	AFC Enterprises, Inc.*	77,805
2,900	Albany International Corp. - Class A	93,583
1,800	Alexandria Real Estate Equities, Inc. - REIT	111,006
600	Alexion Pharmaceuticals, Inc.*	64,656
3,400	Alliant Techsystems, Inc.1 2	328,984
5,700	Allstate Corp.	273,144
3,400	Altra Holdings, Inc.1 2	84,490
9,100	Altria Group, Inc.	308,308
1,000	Amazon.com, Inc.*	280,980
2,400	AMC Networks, Inc. - Class A*	148,752

Number of Shares		Value
	COMMON STOCK (Continued)
	UNITED STATES (Continued)
300	AMERCO	$49,080
13,500	American Capital Ltd.*	168,480
3,600	American Eagle Outfitters, Inc.	52,092
6,000	American Electric Power Co., Inc.	256,800
1,600	American Financial Group, Inc.	82,448
3,900	American International Group, Inc.*	181,194
5,700	American States Water Co.1 2	299,820
2,000	American Tower Corp. - REIT	138,980
700	Ameriprise Financial, Inc.	60,305
6,500	AmerisourceBergen Corp.	369,980
8,000	Amgen, Inc.	871,520
2,500	Anadarko Petroleum Corp.	228,550
2,500	Andersons, Inc.1 2	164,150
600	ANN, Inc.*	20,820
3,500	Annaly Capital Management, Inc. - REIT	40,845
5,700	AOL, Inc.	187,701
1,900	Apogee Enterprises, Inc.	53,010
3,200	Apollo Group, Inc. - Class A*	59,424
1,300	Apple, Inc.	633,165
23,700	Archer-Daniels-Midland Co.	834,477
500	Arctic Cat, Inc.	26,840
16,400	Ares Capital Corp.1 2	288,312
10,100	Arlington Asset Investment Corp. - Class A	234,522
1,800	Arrow Electronics, Inc.*	83,556
900	Arthur J. Gallagher & Co.1 2	37,206
3,700	Assurant, Inc.	196,248
15,900	AT&T, Inc.	537,897
2,000	Atmos Energy Corp.	80,700
400	AvalonBay Communities, Inc. - REIT	49,560
6,800	Avery Dennison Corp.1 2	290,768
1,500	Avnet, Inc.*1 2	57,840
15,200	Bank of America Corp.	214,624
12,700	Bank of New York Mellon Corp.	377,698
1,000	Banner Corp.	34,260
4,500	Belo Corp. - Class A1 2	63,630
4,100	Berkshire Hathaway, Inc.*	456,002
5,300	Best Buy Co., Inc.	190,800
900	BioMarin Pharmaceutical, Inc.*	58,923
400	BlackRock, Inc.	104,128
700	Blount International, Inc.*	8,127

17

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of August 31, 2013 (Unaudited)

Number of Shares		Value
	COMMON STOCK (Continued)
	UNITED STATES (Continued)
2,200	Boeing Co.	$228,624
9,300	Boise, Inc.	79,515
1,600	BOK Financial Corp.	102,544
400	Bonanza Creek Energy, Inc.*	15,880
6,100	Booz Allen Hamilton Holding Corp.	123,403
700	Boston Properties, Inc. - REIT	71,750
62,500	Boston Scientific Corp.*	661,250
2,600	Bravo Brio Restaurant Group, Inc.*	38,948
1,000	Bristow Group, Inc.	65,700
700	Broadridge Financial Solutions, Inc.	20,832
15,100	Brocade Communications Systems, Inc.*	111,740
900	Brown & Brown, Inc.	28,026
7,700	Brown Shoe Co., Inc.	172,634
9,000	CA, Inc.	263,250
5,700	California Water Service Group1 2	113,715
23,800	Cambrex Corp.*	324,394
1,100	Capella Education Co.*	59,785
7,100	Cardinal Health, Inc.	356,988
12,500	CareFusion Corp.*	448,125
700	Carlisle Cos., Inc.	46,620
1,300	CBRE Group, Inc. - Class A*	28,431
3,400	Celgene Corp.*	475,932
900	CF Industries Holdings, Inc.	171,306
3,600	Chemtura Corp.*	78,912
2,500	Chesapeake Lodging Trust - REIT	55,025
10,100	Chevron Corp.	1,216,343
1,800	Chico's FAS, Inc.	28,080
7,800	Chimera Investment Corp. - REIT1 2	22,932
1,400	Chiquita Brands International, Inc.*	17,262
4,100	Cimarex Energy Co.	343,621
1,100	Cinemark Holdings, Inc.	32,417
2,400	CIRCOR International, Inc.	137,976
22,400	Cisco Systems, Inc.	522,144
23,400	Citigroup, Inc.	1,130,922
900	CME Group, Inc.	63,999
1,700	CNO Financial Group, Inc.	23,103
11,600	Coca-Cola Co.	442,888
1,500	Comcast Corp.2	61,110
6,400	Comcast Corp. - Class A2	269,376
7,100	Comerica, Inc.	289,964
500	Community Health Systems, Inc.	19,630

Number of Shares		Value
	COMMON STOCK (Continued)
	UNITED STATES (Continued)
500	Computer Programs & Systems, Inc.	$27,480
12,300	Computer Sciences Corp.	616,845
1,600	Compuware Corp.	17,072
2,100	CONMED Corp.1 2	65,289
300	Cooper Cos., Inc.1 2	39,183
600	Cooper Tire & Rubber Co	19,158
900	CoreLogic, Inc.*	23,130
6,535	Corrections Corp. of America - REIT1 2	215,263
14,200	Cousins Properties, Inc. - REIT	141,006
100	Cracker Barrel Old Country Store, Inc.	9,842
300	Crane Co.	17,223
5,000	Cray, Inc.*	122,300
1,000	Credit Acceptance Corp.*	107,550
3,100	Crocs, Inc.*	41,726
9,500	CSG Systems International, Inc.	223,630
1,800	CVR Energy, Inc.	77,076
16,000	CVS Caremark Corp.	928,800
700	Cynosure, Inc. - Class A*	16,065
1,100	Deere & Co.	92,004
3,700	Delek U.S. Holdings, Inc.	91,982
1,600	DIRECTV*	93,088
4,600	Discover Financial Services	217,350
3,500	DISH Network Corp. - Class A	157,360
1,600	Dresser-Rand Group, Inc.*	97,504
500	DST Systems, Inc.	35,685
2,900	DTE Energy Co.	193,923
2,000	Duke Energy Corp.	131,200
500	DXP Enterprises, Inc.*	33,990
1,300	Dycom Industries, Inc.*	33,033
5,700	Edison International	261,573
13,100	Electronic Arts, Inc.*	348,984
14,300	Eli Lilly & Co.	735,020
1,100	EMCOR Group, Inc.	41,349
9,800	Emergent Biosolutions, Inc.*	172,284
2,100	Emerson Electric Co.	126,777
900	Encore Capital Group, Inc.*	38,583
4,700	Endo Health Solutions, Inc.*	193,123
3,800	EnerNOC, Inc.*	55,138
1,600	EPAM Systems, Inc.*	51,168
1,800	EPL Oil & Gas, Inc.*	60,912
600	Equity Lifestyle Properties, Inc. - REIT2	20,850

18

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of August 31, 2013 (Unaudited)

Number of Shares		Value
	COMMON STOCK (Continued)
	UNITED STATES (Continued)
1,200	Equity Residential - REIT	$62,268
300	Essex Property Trust, Inc. - REIT	42,993
400	Esterline Technologies Corp.*	30,516
20,800	Exelis, Inc.	305,968
7,800	Express Scripts Holding Co.*	498,264
2,400	Express, Inc.*	50,376
2,900	Extra Space Storage, Inc. - REIT	119,567
19,000	Exxon Mobil Corp.	1,656,040
10,700	Fidelity National Information Services, Inc.	475,722
3,700	Fifth Third Bancorp	67,673
700	Finisar Corp.*	14,329
3,400	First Commonwealth Financial Corp.	24,922
5,700	First Midwest Bancorp, Inc.	85,671
3,500	First Solar, Inc.*	128,520
400	FleetCor Technologies, Inc.*	41,244
10,300	Ford Motor Co.	166,757
4,600	Forest Oil Corp.*	25,576
12,000	Frontier Communications Corp.1 2	51,960
17,000	GameStop Corp. - Class A	853,570
3,400	Gannett Co., Inc.2	81,906
38,400	General Electric Co.	888,576
2,300	General Growth Properties, Inc. - REIT	44,114
2,200	General Motors Co.*	74,976
15,900	Gentiva Health Services, Inc.*	182,373
9,100	Genworth Financial, Inc. - Class A*	107,380
4,000	Geo Group, Inc. - REIT	124,840
4,300	Global Cash Access Holdings, Inc.*	33,110
4,400	Goldman Sachs Group, Inc.	669,372
900	Google, Inc. - Class A*	762,210
600	Greatbatch, Inc.*	20,382
10,900	H&R Block, Inc.	304,219
3,900	Hanmi Financial Corp.	63,687
700	Hatteras Financial Corp. - REIT	12,810
400	Haynes International, Inc.	17,692
1,600	HCP, Inc. - REIT	65,168
1,400	Health Care REIT, Inc. - REIT	86,016
22,083	Hecla Mining Co.1 2	75,524
600	Helmerich & Payne, Inc.	37,824
3,500	Hershey Co.	321,825
6,700	Hess Corp.	501,495

Number of Shares		Value
	COMMON STOCK (Continued)
	UNITED STATES (Continued)
8,200	Hewlett-Packard Co.	$183,188
2,400	hhgregg, Inc.*1	43,464
6,300	Home Depot, Inc.	469,287
3,500	Honeywell International, Inc.	278,495
8,300	Horace Mann Educators Corp.	218,788
2,500	Hospitality Properties Trust - REIT	67,550
2,600	Host Hotels & Resorts, Inc. - REIT	44,278
9,800	Hovnanian Enterprises, Inc. - Class A*	50,470
200	Howard Hughes Corp.*	20,440
800	Humana, Inc.	73,664
12,200	Huntington Bancshares, Inc.	100,528
8,600	Huntsman Corp.	150,500
3,400	IAC/InterActiveCorp	166,906
2,100	ICU Medical, Inc.*	150,108
900	Illinois Tool Works, Inc.	64,323
1,700	Impax Laboratories, Inc.*	34,646
500	Informatica Corp.*	17,885
1,300	Ingram Micro, Inc. - Class A*	28,730
2,300	Ingredion, Inc.	144,762
12,600	Inland Real Estate Corp. - REIT	123,606
3,700	Innospec, Inc.	151,404
3,200	Insight Enterprises, Inc.*	61,152
4,900	Insperity, Inc.	156,310
4,400	Intel Corp.	96,712
1,500	International Business Machines Corp.	273,405
1,200	International Paper Co.	56,652
1,400	Invacare Corp.1 2	21,014
1,000	Invesco Mortgage Capital, Inc. - REIT	15,310
6,100	ITT Educational Services, Inc.*1 2	175,741
1,300	Jabil Circuit, Inc.	29,666
11,200	James River Coal Co.*1 2	23,744
2,700	JM Smucker Co.	286,578
8,600	Johnson & Johnson	743,126
300	Jones Lang LaSalle, Inc.	24,672
19,200	JPMorgan Chase & Co.	970,176
4,700	Kelly Services, Inc. - Class A	85,540
53,600	KeyCorp	625,512
4,700	Kforce, Inc.	76,469
4,600	Kimberly-Clark Corp.	430,008
1,600	Kimco Realty Corp. - REIT	32,048
7,600	KLA-Tencor Corp.	419,140

19

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of August 31, 2013 (Unaudited)

Number of Shares		Value
	COMMON STOCK (Continued)
	UNITED STATES (Continued)
1,500	Koppers Holdings, Inc.	$58,155
10,700	Krispy Kreme Doughnuts, Inc.*	211,004
1,400	Kroger Co.	51,240
1,700	Kulicke & Soffa Industries, Inc.*	18,802
500	L-3 Communications Holdings, Inc.	45,165
2,100	Lear Corp.	144,375
800	Lender Processing Services, Inc.	25,520
2,000	Leucadia National Corp.	49,860
600	Life Technologies Corp.*	44,646
1,000	LifePoint Hospitals, Inc.*	45,230
900	Lincoln Electric Holdings, Inc.	56,277
4,700	Loral Space & Communications, Inc.	310,717
8,100	LSI Corp.	60,021
900	LTC Properties, Inc. - REIT	31,887
2,800	M&T Bank Corp.	317,352
500	Macerich Co. - REIT	28,140
1,600	Macquarie Infrastructure Co. LLC	85,984
7,600	Macy's, Inc.	337,668
15,000	Magnachip Semiconductor Corp.*	306,750
1,000	Manpowergroup, Inc.	64,850
9,800	Marathon Oil Corp.	337,414
1,000	Marathon Petroleum Corp.	72,510
900	Marriott Vacations Worldwide Corp.*	39,240
9,600	Maxim Integrated Products, Inc.	267,312
2,900	McKesson Corp.	352,089
800	Medifast, Inc.*	19,888
17,100	Medtronic, Inc.	884,925
4,900	Mentor Graphics Corp.	108,584
20,600	Merck & Co., Inc.2	974,174
15,700	Meritor, Inc.*	116,965
12,500	MetLife, Inc.	577,375
2,700	MFA Financial, Inc. - REIT	19,440
32,900	Microsoft Corp.2	1,098,860
3,900	Monsanto Co.	381,771
300	Movado Group, Inc.	12,783
900	MSCI, Inc.*1 2	33,759
1,400	Mueller Industries, Inc.	74,956
4,000	Multimedia Games Holding Co., Inc.*	156,960
1,500	Murphy Oil Corp.	101,130
7,100	MYR Group, Inc.*	155,632
700	Myriad Genetics, Inc.*1 2	18,319

Number of Shares		Value
	COMMON STOCK (Continued)
	UNITED STATES (Continued)
700	National Health Investors, Inc. - REIT	$38,430
500	National Retail Properties, Inc. - REIT	15,315
9,000	Nelnet, Inc. - Class A	340,920
800	Netscout Systems, Inc.*	19,872
9,900	New Mountain Finance Corp.2	145,332
1,400	New York Times Co. - Class A*	15,610
1,900	Newcastle Investment Corp. - REIT1 2	10,013
4,700	Newell Rubbermaid, Inc.	118,910
8,000	Newfield Exploration Co.*	190,560
1,400	Newmont Mining Corp.	44,478
4,400	News Corp.*	69,080
8,900	Northrop Grumman Corp.2	821,203
2,300	NV Energy, Inc.	53,935
3,600	Occidental Petroleum Corp.2	317,556
100	Ocwen Financial Corp.*	5,044
1,800	Oil States International, Inc.*	160,596
1,500	Omnicare, Inc.2	81,555
4,200	Oracle Corp.	133,812
5,600	OraSure Technologies, Inc.*1 2	26,768
3,500	Oshkosh Corp.*	157,220
7,200	Owens-Illinois, Inc.*	204,408
400	Packaging Corp. of America	21,216
5,100	Patterson-UTI Energy, Inc.2	99,909
37,500	PDL BioPharma, Inc.1 2	297,750
1,100	Pennsylvania Real Estate Investment Trust - REIT1 2	20,405
4,400	PepsiCo, Inc.2	350,812
1,700	PetSmart, Inc.	119,731
23,285	Pfizer, Inc.	656,870
3,100	PG&E Corp.	128,216
11,000	PharMerica Corp.*	135,300
1,500	Piedmont Office Realty Trust, Inc. - Class A - REIT1 2	25,770
12,600	Pilgrim's Pride Corp.*	193,158
3,400	Pioneer Energy Services Corp.*	22,984
700	Piper Jaffray Cos.*	22,757
3,400	PNC Financial Services Group, Inc.	245,718
1,000	Portland General Electric Co.	28,810
1,000	Post Properties, Inc. - REIT	45,230
900	Potlatch Corp. - REIT	34,704
1,700	PPG Industries, Inc.	265,557
3,200	Primerica, Inc.	118,816

20

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of August 31, 2013 (Unaudited)

Number of Shares		Value
	COMMON STOCK (Continued)
	UNITED STATES (Continued)
15,800	Procter & Gamble Co.	$1,230,662
1,700	Prologis, Inc. - REIT	59,908
10,600	Prospect Capital Corp.1 2	117,342
3,400	Prudential Financial, Inc.	254,592
700	Public Storage - REIT	106,869
47,100	Quicksilver Resources, Inc.*2	78,657
11,600	Ramco-Gershenson Properties Trust - REIT	167,968
900	Raymond James Financial, Inc.	37,647
5,900	Raytheon Co.	444,919
4,800	Reinsurance Group of America, Inc.	311,088
4,300	Reliance Steel & Aluminum Co.	286,767
21,400	Rite Aid Corp.*1 2	74,044
1,000	Rogers Corp.*	55,470
5,100	Rovi Corp.*	91,443
6,400	Sabra Health Care REIT, Inc. - REIT	141,504
2,600	Sanmina Corp.*	42,302
7,900	Santarus, Inc.*	177,908
500	SEACOR Holdings, Inc.	41,540
3,100	Select Comfort Corp.*	76,570
17,300	Select Medical Holdings Corp.	146,531
3,900	Senior Housing Properties Trust - REIT	88,725
7,100	Service Corp. International	128,368
800	Silgan Holdings, Inc.	37,744
1,500	Simon Property Group, Inc. - REIT	218,445
400	Sinclair Broadcast Group Inc - Class A	9,568
17,000	SLM Corp.	407,830
9,300	Smith & Wesson Holding Corp.*1 2	101,742
2,200	Smithfield Foods, Inc.*	73,766
400	Solera Holdings, Inc.	20,648
1,800	Sonic Corp.*	28,728
4,800	Sonus Networks, Inc.*1 2	16,560
800	Sovran Self Storage, Inc. - REIT	53,016
7,500	Spansion, Inc. - Class A*	77,775
3,700	Spirit Aerosystems Holdings, Inc. - Class A*	83,546
2,224	Sprint Corp.*	14,923
2,600	SPX Corp.	192,504
2,200	St. Jude Medical, Inc.	110,902
5,400	STAG Industrial, Inc. - REIT	108,000
1,100	Stamps.com, Inc.*	46,068
4,900	Standard Motor Products, Inc.	150,234

Number of Shares		Value
	COMMON STOCK (Continued)
	UNITED STATES (Continued)
1,000	Starwood Property Trust, Inc. - REIT	$24,930
5,400	Starz - Class A*	134,784
7,400	STEC, Inc.*2	50,394
2,000	Steel Dynamics, Inc.	30,520
2,000	Steelcase, Inc. - Class A	29,040
1,400	Stewart Information Services Corp.	42,826
3,200	Stone Energy Corp.*2	87,680
4,500	Stryker Corp.2	301,005
4,200	Summit Hotel Properties, Inc. - REIT	40,068
2,700	SunCoke Energy, Inc.*	42,471
9,700	Symantec Corp.	248,417
6,500	Symetra Financial Corp.	112,255
300	Syntel, Inc.	21,561
1,900	Taubman Centers, Inc. - REIT	128,079
300	Tech Data Corp.*	14,748
600	Techne Corp.	46,506
1,100	Telephone & Data Systems, Inc.	30,459
12,600	Tellabs, Inc.1 2	27,972
1,200	Terex Corp.*	34,800
5,100	Tesoro Corp.	235,059
2,000	TETRA Technologies, Inc.*	23,500
3,200	TIBCO Software, Inc.*	72,128
3,800	Time Warner Cable, Inc.	407,930
3,800	Time Warner, Inc.	230,014
2,500	Timken Co.	140,150
8,000	Travelers Cos., Inc.	639,200
2,100	Travelzoo, Inc.*	56,721
2,700	TrueBlue, Inc.*	65,664
1,500	Tupperware Brands Corp.1 2	121,155
4,300	Tutor Perini Corp.*	82,474
12,900	Twenty-First Century Fox, Inc.2	404,157
31,200	Tyson Foods, Inc. - Class A	903,240
900	UGI Corp.1 2	35,280
200	UniFirst Corp.1	19,176
2,400	Unisys Corp.*	60,384
14,000	United Online, Inc.	109,900
10,300	United States Steel Corp.1 2	184,370
1,100	United Therapeutics Corp.*	78,001
4,900	UnitedHealth Group, Inc.2	351,526
2,500	Universal Health Services, Inc. - Class B	169,375
13,000	Unum Group	383,890

21

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of August 31, 2013 (Unaudited)

Number of Shares		Value
	COMMON STOCK (Continued)
	UNITED STATES (Continued)
4,300	USANA Health Sciences, Inc.*	$326,585
5,000	Vaalco Energy, Inc.*	27,800
100	Valmont Industries, Inc.	13,496
1,100	Ventas, Inc. - REIT	68,486
9,300	Verizon Communications, Inc.	440,634
3,600	Viacom, Inc. - Class B	286,416
5,000	Viad Corp.1 2	112,850
1,500	ViewPoint Financial Group, Inc.	29,835
100	Virtus Investment Partners, Inc.*1 2	17,430
1,800	Visa, Inc. - Class A	313,956
1,300	Visteon Corp.*	93,093
20,000	Vonage Holdings Corp.*2	62,400
600	Vornado Realty Trust - REIT	48,780
9,900	Wal-Mart Stores, Inc.2	722,502
5,000	Walgreen Co.2	240,350
3,500	Walt Disney Co.	212,905
1,300	Waste Management, Inc.	52,572
1,400	Webster Financial Corp.	37,044
29,100	Wells Fargo & Co.	1,195,428
9,400	Western Digital Corp.2	582,800
3,200	Western Refining, Inc.2	93,856
2,000	Westlake Chemical Corp.	202,360
2,000	Weyerhaeuser Co. - REIT	54,760
1,600	Worthington Industries, Inc.	53,328
300	WR Grace & Co.*	24,105
19,400	Yahoo!, Inc.*	526,128
		74,827,422

	TOTAL COMMON STOCK
	(Cost $162,442,570)	164,314,314

	PREFERRED STOCK – 0.5%
	BRAZIL – 0.2%
4,000	Braskem S.A. - Class A*	29,422
77,600	Eletropaulo Metropolitana S.A.	237,098
8,100	Lojas Americanas S.A.	51,331
		317,851

	GERMANY – 0.3%
101	Draegerwerk A.G & Co. KGaA1	12,159
157	Fuchs Petrolub S.E.1	12,706

Number of Shares		Value
	PREFERRED STOCK (Continued)
	GERMANY (Continued)
1,787	Henkel A.G. & Co. KGaA	$173,175
5,352	Porsche Automobil Holding S.E.	450,363
		648,403

	TOTAL PREFERRED STOCK
	(Cost $970,254)	966,254

	RIGHTS – 0.0%
1,528	Gildemeister A.G.*	1,151
100	New World Development Co., Ltd.*	—

	TOTAL RIGHTS
	(Cost $—)	1,151

	SHORT-TERM INVESTMENTS – 11.2%
	COLLATERAL POOL INVESTMENTS FOR SECURITIES ON LOAN – 3.3%
—	Collateral pool allocation3	6,069,078

	MONEY MARKET FUNDS – 7.9%
14,474,162	JPMorgan Prime Money Market Fund - Agency Shares2	14,474,162

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $20,543,240)	20,543,240

Number of Contracts		Value
PURCHASED OPTIONS – 0.7%
PURCHASED CALL OPTIONS – 0.0%
S&P 500 Index
90	Exercise Price: $1,775, Expiration Date: September 21, 2013	900
S&P 500 Index - FLEX
78	Exercise Price: $1,820, Expiration Date: September 3, 2013	—
79	Exercise Price: $1,800, Expiration Date: September 4, 2013	—
79	Exercise Price: $1,805, Expiration Date: September 9, 2013	—
89	Exercise Price: $1,800, Expiration Date: September 11, 2013	—

22

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of August 31, 2013 (Unaudited)

Number of Contracts		Value
	PURCHASED OPTIONS (Continued)
	PURCHASED CALL OPTIONS (Continued)
91	Exercise Price: $1,765, Expiration Date: September 16, 2013	$87
91	Exercise Price: $1,770, Expiration Date: September 18, 2013	131
91	Exercise Price: $1,770, Expiration Date: September 23, 2013	358
92	Exercise Price: $1,765, Expiration Date: September 25, 2013	666
	S&P 500 Index - Weekly
78	Exercise Price: $1,805, Expiration Date: September 6, 2013	2,340
90	Exercise Price: $1,780, Expiration Date: September 13, 2013	450
91	Exercise Price: $1,755, Expiration Date: September 27, 2013	3,640
		8,572

	PURCHASED PUT OPTIONS – 0.7%
	iShares MSCI EAFE Index Fund
2,192	Exercise Price: $54, Expiration Date: September 21, 2013	28,496
1,671	Exercise Price: $53, Expiration Date: October 19, 2013	38,433
	iShares MSCI EAFE Index Fund - FLEX
1,969	Exercise Price: $52, Expiration Date: September 4, 2013	1,419
2,150	Exercise Price: $53, Expiration Date: September 11, 2013	11,437
2,545	Exercise Price: $55, Expiration Date: September 26, 2013	63,322
2,150	Exercise Price: $55, Expiration Date: October 2, 2013	59,536
1,450	Exercise Price: $55, Expiration Date: October 9, 2013	59,096
1,683	Exercise Price: $52, Expiration Date: October 23, 2013	46,259
	iShares MSCI Emerging Markets Index
2,246	Exercise Price: $34, Expiration Date: September 21, 2013	33,690
1,782	Exercise Price: $32, Expiration Date: October 19, 2013	30,294
	iShares MSCI Emerging Markets Index - FLEX

Number of Contracts		Value
	PURCHASED OPTIONS (Continued)
	PURCHASED PUT OPTIONS (Continued)
2,021	Exercise Price: $32, Expiration Date: September 4, 2013	$610
2,115	Exercise Price: $34, Expiration Date: September 11, 2013	9,145
2,500	Exercise Price: $34, Expiration Date: September 26, 2013	45,640
2,000	Exercise Price: $33, Expiration Date: October 2, 2013	35,505
1,495	Exercise Price: $35, Expiration Date: October 9, 2013	54,278
1,790	Exercise Price: $31, Expiration Date: October 23, 2013	32,362
	iShares Russell 2000 Index Fund
645	Exercise Price: $92, Expiration Date: September 21, 2013	21,285
497	Exercise Price: $88, Expiration Date: October 19, 2013	25,347
	iShares Russell 2000 Index Fund - FLEX
630	Exercise Price: $89, Expiration Date: September 4, 2013	295
587	Exercise Price: $91, Expiration Date: September 11, 2013	4,282
725	Exercise Price: $93, Expiration Date: September 26, 2013	37,967
620	Exercise Price: $92, Expiration Date: October 2, 2013	32,936
431	Exercise Price: $92, Expiration Date: October 9, 2013	27,965
499	Exercise Price: $88, Expiration Date: October 23, 2013	25,040
	S&P 500 Index
90	Exercise Price: $1,495, Expiration Date: September 21, 2013	18,000
92	Exercise Price: $1,525, Expiration Date: September 21, 2013	31,280
71	Exercise Price: $1,465, Expiration Date: October 19, 2013	41,748
	S&P 500 Index - FLEX
78	Exercise Price: $1,555, Expiration Date: September 3, 2013	2,004
75	Exercise Price: $1,490, Expiration Date: September 4, 2013	599
79	Exercise Price: $1,540, Expiration Date: September 4, 2013	2,479

23

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of August 31, 2013 (Unaudited)

Number of Contracts		Value
	PURCHASED OPTIONS (Continued)
	PURCHASED PUT OPTIONS (Continued)
79	Exercise Price: $1,525, Expiration Date: September 9, 2013	$5,531
83	Exercise Price: $1,515, Expiration Date: September 11, 2013	8,047
89	Exercise Price: $1,535, Expiration Date: September 11, 2013	13,214
91	Exercise Price: $1,490, Expiration Date: September 16, 2013	14,149
91	Exercise Price: $1,485, Expiration Date: September 18, 2013	14,455
91	Exercise Price: $1,505, Expiration Date: September 23, 2013	27,720
92	Exercise Price: $1,475, Expiration Date: September 25, 2013	23,069
105	Exercise Price: $1,560, Expiration Date: September 26, 2013	98,379
87	Exercise Price: $1,535, Expiration Date: October 2, 2013	70,204
62	Exercise Price: $1,520, Expiration Date: October 9, 2013	54,139
72	Exercise Price: $1,457, Expiration Date: October 23, 2013	44,805
	S&P 500 Index - WEEKLY
78	Exercise Price: $1,545, Expiration Date: September 6, 2013	4,680
90	Exercise Price: $1,505, Expiration Date: September 13, 2013	15,300
91	Exercise Price: $1,460, Expiration Date: September 27, 2013	23,660
		1,238,101

	TOTAL PURCHASED OPTIONS
	(Cost $1,424,189)	1,246,673

	TOTAL INVESTMENTS – 101.7%
	(Cost $185,380,253)	187,071,632
	Liabilities less other assets – (1.7)%	(3,143,845)

	TOTAL NET ASSETS – 100.0%	$183,927,787

	SHORT SECURITIES – (0.7)%
	WRITTEN OPTIONS – (0.7)%
	WRITTEN CALL OPTIONS – (0.2)%
	iShares MSCI EAFE Index Fund
(1,540)	Exercise Price: $62, Expiration Date: September 21, 2013	$(20,020)
(770)	Exercise Price: $63, Expiration Date: October 19, 2013	(19,250)
(1,155)	Exercise Price: $64, Expiration Date: October 19, 2013	(23,100)
(1,155)	Exercise Price: $65, Expiration Date: October 19, 2013	(11,550)
(1,270)	Exercise Price: $64, Expiration Date: November 16, 2013	(50,800)
	iShares MSCI Emerging Markets Index
(740)	Exercise Price: $41, Expiration Date: October 19, 2013	(28,860)
(740)	Exercise Price: $43, Expiration Date: October 19, 2013	(5,180)
	iShares Russell 2000 Index Fund
(204)	Exercise Price: $107, Expiration Date: October 19, 2013	(9,180)
	S&P 500 Index
(78)	Exercise Price: $1,725, Expiration Date: September 6, 2013	(780)
(90)	Exercise Price: $1,695, Expiration Date: September 21, 2013	(18,000)
(35)	Exercise Price: $1,710, Expiration Date: October 19, 2013	(19,985)
(35)	Exercise Price: $1,715, Expiration Date: October 19, 2013	(17,675)
(20)	Exercise Price: $1,720, Expiration Date: November 16, 2013	(20,000)
(20)	Exercise Price: $1,725, Expiration Date: February 4, 2014	(17,800)
	S&P 500 Index - FLEX
(78)	Exercise Price: $1,735, Expiration Date: September 3, 2013	—
(79)	Exercise Price: $1,720, Expiration Date: September 4, 2013	(34)
(79)	Exercise Price: $1,725, Expiration Date: September 9, 2013	(51)
(89)	Exercise Price: $1,720, Expiration Date: September 11, 2013	(495)
(91)	Exercise Price: $1,685, Expiration Date: September 16, 2013	(18,883)

24

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
As of August 31, 2013 (Unaudited)

Number of Contracts		Value
	SHORT SECURITIES (Continued)
	WRITTEN OPTIONS (Continued)
	WRITTEN CALL OPTIONS (Continued)
(91)	Exercise Price: $1,690, Expiration Date: September 18, 2013	$(18,604)
(91)	Exercise Price: $1,690, Expiration Date: September 23, 2013	(29,147)
(92)	Exercise Price: $1,686, Expiration Date: September 25, 2013	(44,872)
	S&P 500 Index - Weekly
(90)	Exercise Price: $1,700, Expiration Date: September 13, 2013	(4,950)
(91)	Exercise Price: $1,675, Expiration Date: September 27, 2013	(67,340)
		(446,556)

	WRITTEN PUT OPTIONS – (0.5)%
	S&P 500 Index
(90)	Exercise Price: $1,575, Expiration Date: September 21, 2013	(72,000)
	S&P 500 Index - FLEX
(78)	Exercise Price: $1,640, Expiration Date: September 3, 2013	(103,438)
(79)	Exercise Price: $1,620, Expiration Date: September 4, 2013	(51,300)
(79)	Exercise Price: $1,605, Expiration Date: September 9, 2013	(56,932)
(89)	Exercise Price: $1,615, Expiration Date: September 11, 2013	(100,394)
(91)	Exercise Price: $1,570, Expiration Date: September 16, 2013	(55,795)
(91)	Exercise Price: $1,565, Expiration Date: September 18, 2013	(55,391)
(91)	Exercise Price: $1,585, Expiration Date: September 23, 2013	(107,883)
(92)	Exercise Price: $1,555, Expiration Date: September 25, 2013	(73,600)
	S&P 500 Index - Weekly
(78)	Exercise Price: $1,625, Expiration Date: September 6, 2013	(74,880)
(90)	Exercise Price: $1,585, Expiration Date: September 13, 2013	(58,500)

Number of Contracts		Value
	SHORT SECURITIES (Continued)
	WRITTEN OPTIONS (Continued)
	WRITTEN PUT OPTIONS (Continued)
(91)	Exercise Price: $1,540, Expiration Date: September 27, 2013	$(77,805)
		(887,918)

	TOTAL WRITTEN OPTIONS
	(Proceeds $1,767,713)	(1,334,474)

	TOTAL SHORT SECURITIES
	(Proceeds $1,767,713)	$(1,334,474)

*	Non-income producing security.

1	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers.

2	All or a portion of this security is held as collateral for securities sold short and futures contracts. At period end, the aggregate market value of those securities was $20,377,954.

3	Please refer to Note 2, Securities Lending, in the Notes to Financial Statements

ADR – American Depository Receipt

FLEX – Flexible Exchange traded option, representing a customized option contract with negotiated contract terms.

GDR – Global Depository Receipt

PCL – Public Company Limited

PLC – Public Limited Company

REIT – Real Estate Investment Trust

See accompanying Notes to Financial Statements.

25

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
SUMMARY OF INVESTMENTS
As of August 31, 2013 (Unaudited)
Security Type/Sector	Percent of Total Net Assets
Common Stock
Financials	19.4%
Consumer Staples	11.2%
Health Care	9.9%
Consumer Discretionary	9.5%
Communications	8.7%
Industrials	7.7%
Technology	7.6%
Energy	6.5%
Materials	5.4%
Utilities	3.4%
Total Common Stock	89.3%
Preferred Stock
Consumer Discretionary	0.3%
Utilities	0.1%
Consumer Staples	0.1%
Materials	0.0%
Health Care	0.0%
Total Preferred Stock	0.5%
Rights	0.0%
Short-Term Investments	11.2%
Purchased Options
Purchased Call Options	0.0%
Purchased Put Options	0.7%
Total Purchased Options	0.7%
Total Investments	101.7%
Liabilities less other assets	(1.7%)
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

26

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
August 31, 2013 (Unaudited)*

ASSETS:
Investments, at value (cost $183,956,064)	$185,824,959
Purchased options outstanding, at value (premiums paid $1,424,189)	1,246,673
Cash	1,665,958
Foreign currency, at value (cost $2,095,500)	2,094,463
Receivables:
Investments sold	167,127
Fund shares sold	769,925
Dividends and interest	390,065
Prepaid offering costs	76,239
Other prepaid expenses	162,737
Total assets	192,398,146

LIABILITIES:
Written options outstanding, at value (premiums received $1,767,713)	1,334,474
Payables:
Investments purchased	101,319
Return of securities lending collateral	6,069,078
Fund shares redeemed	245,184
Variation margin	295,083
Due to Adviser	300,173
Accrued fund accounting fees	35,426
Accrued administrative services fees	15,876
Accrued registration fees	11,684
Accrued fund administration fees	8,603
Accrued transfer agent fees and expenses	7,297
Accrued Chief Compliance Officer fees	5,769
Accrued other expenses	40,393
Total liabilities	8,470,359

NET ASSETS	$183,927,787

NET ASSETS CONSIST OF:
Capital (unlimited shares authorized, no par value)	$183,377,192
Accumulated net investment income	295,015
Accumulated net realized loss on investments	(1,569,318)
Net unrealized appreciation (depreciation) on:
Investments	1,868,895
Foreign currency	(4,637)
Futures contracts	(295,083)
Purchased options	(177,516)
Written options	433,239
NET ASSETS	$183,927,787

ADVISOR SHARES:
Net assets applicable to outstanding shares	$183,927,787
Shares issued and outstanding	18,235,712
Net asset value per share	$10.09

*	Commenced operations on April 4, 2013.

See accompanying Notes to Financial Statements.

27

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
STATEMENT OF OPERATIONS
For the Period Ended August 31, 2013 (Unaudited)*

INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $110,602)	$1,712,787
Interest	1,363
Securities lending income	7,767
Total investment income	1,721,917

EXPENSES:
Advisory fees	930,868
Custody fees	84,220
Administrative services fees	69,467
Trustees' fees and expenses	58,145
Fund accounting fees	51,260
Legal fees	45,099
Offering costs	37,728
Fund administration fees	36,368
Audit fees	31,426
Chief Compliance Officer fees	27,785
Transfer agent fees and expenses	17,933
Registration fees	15,061
Insurance fees	6,928
Shareholder reporting fees	4,495
Miscellaneous	10,119
Total expenses	1,426,902
Net investment income	295,015

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	596,752
Foreign currency translations	(71,991)
Futures contracts	(192,023)
Purchased options	(1,843,199)
Written options	(58,857)
Total net realized loss	(1,569,318)
Net change in unrealized appreciation (depreciation) on:
Investments	1,868,895
Foreign currency translations	(4,637)
Futures contracts	(295,083)
Purchased options	(177,516)
Written options	433,239
Total net change in unrealized appreciation	1,824,898
Net realized and unrealized gain	255,580
Net Increase in Net Assets from Operations	$550,595

*	Commenced operations on April 4, 2013.

See accompanying Notes to Financial Statements.

28

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS

Period Ended August 31, 2013 (Unaudited)*
INCREASE IN NET ASSETS FROM:
Operations:
Net investment income	$295,015
Net realized loss on investments and foreign currency	(1,569,318)
Net change in unrealized appreciation on investments and foreign currency	1,824,898
Net increase in net assets resulting from operations	550,595

CAPITAL SHARE TRANSACTIONS:
Advisor Shares:
Shares sold	186,609,915
Shares redeemed	(3,332,723)
Net increase from capital share transactions	183,277,192

Total increase in net assets	183,827,787

NET ASSETS:
Beginning of period	100,000
End of period	$183,927,787

Accumulated net investment income	$295,015

TRANSACTIONS IN SHARES:
Advisor Shares:
Shares sold	18,551,170
Shares redeemed	(325,458)
Net increase	18,225,712

*	Commenced operations on April 4, 2013.

See accompanying Notes to Financial Statements.

29

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
FINANCIAL HIGHLIGHTS
Per share income and capital changes for a share outstanding throughout each period.

	Period Ended August 31, 2013* (Unaudited)
Net asset value, beginning of period	$10.00

Income from Investment Operations:
Net investment income	0.02
Net realized and unrealized gain on investments and foreign currency	0.07
Total from investment operations	0.09

Net asset value, end of period	$10.09

Total return	0.90	%(1)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$183,928
Ratios (as a percentage of average daily net assets):
Expenses	2.05	%(2)
Net investment income	0.42	%(2)
Portfolio turnover rate	20	%(1)

*	Commenced operations on April 4, 2013.

(1)	Not annualized.

(2)	Annualized.

See accompanying Notes to Financial Statements.

30

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
August 31, 2013 (Unaudited)

1.	ORGANIZATION

Aspiriant Risk-Managed Global Equity Fund (the “Fund”) is a series of Aspiriant Global Equity Trust (the “Trust”), which was organized on November 22, 2011, as a statutory trust under the laws of the State of Delaware. The Fund is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. The investment objective of the Fund is to achieve long-term capital appreciation while considering federal tax implications of investment decisions. Under normal circumstances, the Fund seeks to achieve its investment goal by investing at least 80% of its net assets in the equity securities in companies of any market capitalization. The Fund holds a broad and diverse group of equity securities of companies in countries with developed and emerging markets. The Fund also invests in securities that provide exposure to equity securities.

Aspiriant, LLC (the “Adviser”) serves as the investment adviser to the Fund. The Board of Trustees of the Trust (the “Board”) has the overall responsibility for monitoring the operations of the Trust and the Fund, including the Adviser and sub-advisers.

The Fund has established two classes of shares: Advisor Shares and Institutional Shares. Advisor Shares only have been offered and issued to date.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

(a)	Securities Valuations

Securities are valued at market value as of the close of trading (generally 4:00 p.m. Eastern time) on each business day when the New York Stock Exchange (“NYSE”) is open. Securities, other than stock options, listed on the NYSE or other exchanges are valued on the basis of the last reported sale price on the exchange on which they are primarily traded. However, if the last sale price on the NYSE is different from the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, then the securities are valued at the bid price on the NYSE or other primary exchange for that day. Securities traded in the over-the-counter (“OTC”) market are valued on the basis of the last sales price as reported by NASDAQ®. If there are no sales on that day, then the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ®. Stock options and stock index options traded on national securities exchanges or on NASDAQ® are valued at the mean between the latest bid and asked prices for such options. Securities for which market quotations are not readily available and other assets are valued at fair value as determined pursuant to procedures adopted in good faith by the Board. Debt securities that mature in less than 60 days are valued at amortized cost (unless the Board determines that this method does not represent fair value), if their original maturity was 60 days or less or by amortizing the value as of the 61st day before maturity, if their original term to maturity exceeded 60 days.

The values of securities held by the Fund are determined as of the time at which trading in such securities is completed each day. That time, in the case of foreign securities, generally occurs at various times before the close of the NYSE. Trading in securities listed on foreign securities exchanges will be valued at the last sale or, if no sales are reported, at the bid price as of the close of the exchange, subject to possible adjustment. Foreign currency exchange rates are also generally determined before the close of the NYSE. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time as of which determinations of such values or exchange rates are made and the close of the NYSE. When such events

31

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2013 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(a)	Securities Valuations (Continued)

materially affect the value of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value in accordance with procedures adopted in good faith by the Board. The values of any assets and liabilities initially expressed in foreign currencies will be converted to U.S. dollars based on exchange rates supplied by a quotation service.

The Board oversees the Trust’s Valuation Committee, whose actions are reported to the Board at least quarterly and more frequently, if appropriate.

(b)	Derivatives

Derivatives and Hedging requires enhanced disclosure about the Fund’s derivative and hedging activities. See Note 8 regarding other derivative information.

i.	Written Options

Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

The premium amount and the number of option contracts written by the Fund during the period ended August 31, 2013, were as follows:

Written Options	Number of Contracts	Premium Amount
Call options outstanding at April 4, 2013	—	$—
Put options outstanding at April 4, 2013	—	—
Call options written	42,540	5,663,030
Put options written	4,581	2,786,839
Call options closed	(31,423)	(2,924,113)
Put options closed	(158)	(83,956)
Call options expired	(2,394)	(1,613,419)
Put options expired	(3,384)	(2,060,668)
Options outstanding at August 31, 2013	9,762	$1,767,713

32

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2013 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Derivatives (Continued)

ii.	Purchased Options

Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Fund had purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option on a security, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

The average number of purchased options contracts outstanding during the period ended August 31, 2013, which is indicative of the volume of this derivative type, was 22,756 contracts.

iii.	Stock Index Futures

The Fund may invest in stock index futures as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.

33

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2013 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(c)	Fair Value Measurements and Disclosures

The Fund had the following futures contracts open at August 31, 2013:

Number of Contracts Long	Description	Expiration Date	Unrealized Appreciation (Depreciation)
2	SPI 200	September 2013	$10,100
2	S&P/TSX 60 Index	September 2013	13,270
51	Euro STOXX 50 Index	September 2013	43,330
1	Hang Seng Index	September 2013	(2,513)
7	TOPIX Index	September 2013	(2,820)
1	MSCI SING Index ETS	September 2013	(1,054)
230	MSCI Emerging Markets Mini Index	September 2013	(292,776)
77	E-Mini S&P 500 Index	September 2013	(62,620)
			$(295,083)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities;

•
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, benchmark yields, bids, offers, transactions, spreads, cash collateral received as part of the securities lending program, and other relationships observed in the markets among market securities, underlying equity of the issuer, proprietary pricing models, credit risk, etc.); or

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used, as of August 31, 2013, in valuing the Funds’ assets:

Assets	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$3,614,318	$—	$3,614,318
Austria	—	125,895	—	125,895
Belgium	—	885,287	—	885,287
Bermuda	3,834,865	460,943	—	4,295,808
Brazil	4,325,936	—	—	4,325,936
Canada	5,352,318	—	—	5,352,318
Cayman Islands	415,584	455,696	—	871,280
Chile	1,984,149	—	—	1,984,149
China	—	674,669	—	674,669
Curacao	11,035	—	—	11,035

34

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2013 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(c)	Fair Value Measurements and Disclosures (Continued)

Assets	Level 1	Level 2	Level 3	Total
Common Stock (Continued)
Denmark	$—	$536,787	$—	$536,787
Finland	—	616,090	—	616,090
France	—	3,061,366	—	3,061,366
Germany	—	3,479,220	—	3,479,220
Guernsey	—	202,957	—	202,957
Hong Kong	—	1,261,473	—	1,261,473
India	146,388	—	—	146,388
Indonesia	—	1,434,100	—	1,434,100
Ireland	1,144,736	—	—	1,144,736
Isle of Man	—	26,619	—	26,619
Israel	—	50,567	—	50,567
Italy	—	959,181	—	959,181
Japan	—	10,368,706	—	10,368,706
Jersey	—	430,700	—	430,700
Luxembourg	—	9,689	—	9,689
Malaysia	—	4,674,402	—	4,674,402
Malta	—	31,671	—	31,671
Mauritus	—	20,142	—	20,142
Mexico	1,390,266	—	—	1,390,266
Netherlands	1,143,445	1,885,683	—	3,029,128
New Zealand	—	84,343	—	84,343
Norway	—	259,352	—	259,352
Panama	112,635	—	—	112,635
Poland	—	820,041	—	820,041
Puerto Rico	232,950	—	—	232,950
Russian Federation	519,299	285,461	—	804,760
Singapore	264,114	800,524	—	1,064,638
South Africa	66,459	4,743,432	—	4,809,891
South Korea	—	4,571,767	—	4,571,767
Spain	—	836,083	—	836,083
Sweden	—	1,964,443	—	1,964,443
Switzerland	835,669	3,680,409	—	4,516,078
Taiwan	109,296	2,928,306	—	3,037,602
Thailand	—	1,393,356	—	1,393,356
Turkey	—	691,437	—	691,437
United Kingdom	139,398	9,133,235	—	9,272,633
United States	74,827,422	—	—	74,827,422

35

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2013 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(c)	Fair Value Measurements and Disclosures (Continued)

Assets	Level 1	Level 2	Level 3	Total
Preferred Stock
Brazil	$317,851	$—	$—	$317,851
Germany	—	648,403	—	648,403
Rights	—	1,151	—	1,151
Short-Term Investments	—	20,543,240	—	20,543,240
Purchased Call Options	7,330	1,242	—	8,572
Purchased Put Options	312,213	925,888	—	1,238,101
Total Assets	$97,493,358	$89,578,274	$—	$187,071,632

Liabilities	Level 1	Level 2	Level 3	Total
Written Call Options	$(334,470)	$(112,086)	$—	$(446,556)
Written Put Options	(283,185)	(604,733)	—	(887,918)
Total Liabilities	$(617,655)	$(716,819)	$—	$(1,334,474)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts	$(295,083)	$—	$—	$(295,083)

As of August 31, 2013, the Fund did not hold any Level 3 securities. Transfers into and out of all levels are represented by their balances as of the end of the reporting period. For the period ended August 31, 2013, there were no transfers among levels.

(d)	Security Transactions and Related Investment Income

Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income and distributions to shareholders are recorded on ex-dividend dates. Realized gains and losses on investments and unrealized appreciation and depreciation of investments are reported on the identified cost basis, which is also used for income tax purposes.

(e)	Foreign Currency and Risk

i.	Assets and liabilities — at the closing rate of exchange as of 4:00 p.m. Eastern time on August 30, 2013.

ii.
Purchases and sales of investment securities, income and expenses — at the rate of exchange prevailing on the respective dates of such transactions (or the average rate if significant rate fluctuations have not occurred).

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included within the net realized and unrealized gain (loss) on investments on the Statement of Operations.

36

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2013 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(e)	Foreign Currency and Risk (Continued)

Reported net realized foreign currency gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the US$ equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in the exchange rate.

Foreign investments present additional risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards and other factors. Investments in emerging markets involve even greater risks.

(f)	Securities Lending

The Fund participates in a securities lending program, providing for the lending of U.S. and global equity securities to qualified brokers. The Fund receives cash as collateral in return for the securities and records a corresponding payable for collateral due to the respective broker. The amount of cash collateral received is maintained at a minimum level of 100% of the prior day’s market value on securities loaned. Investment transactions, including securities on loan and the related collateral, are recorded on a trade date basis, and therefore the Value of Securities Loaned and Payable on Collateral Due to Brokers in the table below may not accurately reflect the operational nature of the securities lending program. The Fund’s securities on loan were appropriately collateralized at August 31, 2013. Collateral is reinvested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates), and money market funds. The valuation of collateral is discussed in “Securities Valuations” in Note 2 of the Notes to the Financial Statements. When a Fund lends its portfolio securities, it is subject to the risk that it may not be able to get the portfolio securities back from the borrower on a timely basis, in which case the Fund may lose certain investment opportunities. A Fund also is subject to the risks associated with the investments of cash collateral received from the borrower.

Cash collateral received as part of the securities lending program was invested in the following securities as of August 31, 2013:

Description	Value
Fidelity Institutional Money Market Fund, 0.09% *	$4,000,000
Repurchase Agreement with BNP Paribas Securities Corp., 0.05%	2,069,078
$6,069,078

*	The rate shown is the annualized 7-day yield as of August 31, 2013.

The Fund pays a portion of net revenue from securities lending to JPMorgan Chase Bank, N.A (“JPM”) for its services as the securities lending agent. The securities lending income as shown in the Statement of Operations is net of these expenses. For the period ended August 31, 2013, the Fund paid $3,311 to JPM from securities lending revenue.

37

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2013 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(g)	Distributions to Shareholders

The Fund intends to make annual distributions from its cash available for distribution, which consists of the Fund’s dividends and interest income after payment of Fund expenses, net option premiums and net realized and unrealized gains on stock investments. The Fund intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions are recorded on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. U.S. GAAP requires that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year, at which time it will be reported to the shareholders.

(h)	Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Fund believes that the estimates utilized in preparing the financial statements are reasonable and prudent, however, actual results could differ from these estimates.

(i)	Guarantees and Indemnifications

In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

(j)	Federal Income Taxes

The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore no federal income tax provision is required.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax return to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more likely- than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze all open tax years for all major jurisdictions, which the Fund considers to be its federal income tax filings. The open tax years include the current year plus the prior three tax years, or all years if the Fund has been in existence for less than three years. As of and during the period ended August 31, 2013, the Fund did not record a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

38

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2013 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(j)	Federal Income Taxes (Continued)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Fund will be permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those post-enactment years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

3.	INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS

(a)	Investment Advisory Fees

The Adviser provides investment advisory services to the Fund pursuant to the terms of an investment advisory agreement between the Adviser and the Trust. In consideration for such services, the Fund will pay the Adviser a fee at an annual rate of 1.34% based on the average daily net assets, computed and accrued daily and paid monthly in arrears. Pursuant to an administrative services agreement with the Trust, the Adviser is entitled to a fee at an annual rate of 0.10% based on the average daily net assets, computed and accrued daily and paid monthly in arrears, for providing administrative services to the Fund that include the selection and monitoring of investment sub-advisers, negotiation of investment sub-advisory agreements, data gathering regarding investments, liaison with outside service providers such as the administrator, transfer agent, custodian, auditors and accountants, creation of investor communications, and other such activities.

The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (“Expense Limitation Agreement”) under which the Adviser has agreed to pay or absorb the ordinary operating expenses of the Fund (which exclude any acquired fund fees and expenses, interest expenses, taxes, brokerage commissions, dividend costs relating to short sales and extraordinary expenses of the Fund) to the extent necessary to limit the annualized operating expenses of the Advisor Shares to 2.25% of the Fund’s average daily net asset value attributable to the Advisor Shares (the “Expense Limitation”). In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Fund will carry forward the amount of expenses paid or absorbed in excess of the Expense Limitation for a period not to exceed two years from the end of the fiscal year in which they were incurred and will reimburse the Adviser such amounts, but only to the extent it does not cause the Fund’s ordinary operating expenses to exceed the Expense Limitation in effect at the time of reimbursement. As of August 31, 2013, there were no amounts waived or assumed that are subject for recoupment by Adviser.

Since the organization of the Fund, offering expenses of $113,967 have been reimbursed by the Adviser and have been amortized to expense over twelve months on a straight-line basis since April 4, 2013, commencement of operations. During the period ended August 31, 2013, $37,728 of the total offering expenses was amortized to expense. During period ended August 31, 2013, the Adviser recouped $26,542 of the total offering expenses paid on behalf of the Fund.

39

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2013 (Unaudited)

3.	INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (Continued)

(b)	Sub-Advisory Fees

AQR Capital Management, LLC (“AQR”) and Dimensional Fund Advisors LP (“DFA”) each serve as a sub-adviser for a portion of the Fund’s equity strategy. Parametric Risk Advisors LLC (“PRA”) serves as the sub-adviser for the options overlay strategy of the Fund. As of August 31, 2013, only AQR and PRA have been allocated a portion of the Fund’s portfolio. The Adviser pays a portion of its advisory fee for sub-advisory services provided to the Fund by AQR and PRA.

(c)	Custodian Fees

JPM serves as custodian of the Trust’s assets and is responsible for maintaining custody of the Fund’s cash and investments and retaining sub-custodians, including in connection with the custody of foreign securities. Cash held by the custodian, the amount of which may at times be substantial, is insured by the Federal Deposit Insurance Corporation up to the amount of available insurance coverage limits.

(d)	Fund Accounting Fees

JPM also serves as the Trust’s fund accounting agent.

(e)	Administration Fees

UMB Fund Services, Inc. (“UMBFS”) serves as the Trust’s administrator and provides various administrative services necessary for the operations of the Trust including facilitating general fund management; monitoring fund compliance with federal and state regulations; supervising the maintenance of the fund’s general ledger; the preparation of the fund’s financial statements; the payment of dividends and other distributions to shareholders; and preparing specified financial, tax, and other reports.

(f)	Transfer Agent Fees

UMBFS also serves as the Trust’s Transfer Agent and dividend disbursing agent.

(g)	Trustees’ Fees

Certain Trustees and officers of the Trust are officers of the Adviser. Each Trustee, other than those affiliated with the Adviser, receives an annual retainer of $25,000, plus reimbursement of related expenses. In addition, the audit committee chair receives an annual retainer of $5,000.

4.	INVESTMENT TRANSACTIONS

For the period ended August 31, 2013, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $189,027,010 and $26,212,731, respectively.

40

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2013 (Unaudited)

5.	FEDERAL TAX INFORMATION

At August 31, 2013, the cost of securities on a tax basis and gross unrealized appreciation and (depreciation) on investments for federal income tax purposes were as follows:

Cost of investments	$185,384,499

Gross unrealized appreciation	10,053,154
Gross unrealized depreciation	(8,366,021)

Net unrealized appreciation on investments	$1,687,133

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

6.	RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In June 2013, Financial Accounting Standards Board (“FASB”) issued guidance that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure noncontrolling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Fund’s financial statement disclosures.

7.	OTHER DERIVATIVE INFORMATION

(a)	Derivative Investment Holdings Categorized by Risk Exposure

The Fund is subject to the FASB “Disclosures about Derivative Instruments and Hedging Activities” (the “Derivatives Statement”). The Derivatives Statement amends and expands disclosures about derivative instruments and hedging activities. The Derivatives Statement is intended to improve financial reporting about derivative instruments requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

41

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2013 (Unaudited)

7.	OTHER DERIVATIVE INFORMATION (Continued)

(a)	Derivative Investment Holdings Categorized by Risk Exposure (Continued)

The following table sets forth the fair value and the location in the Statement of Assets and Liabilities of the Fund’s derivative contracts by primary risk exposure as of August 31, 2013:

	Asset derivatives		Liability derivatives
Risk exposure category	Statement of Assets and Liabilities location	Fair value	Statement of Assets and Liabilities location	Fair Value
Equity price risk*	Purchased options outstanding, at value	$1,246,673	Written options outstanding, at value	$1,334,474
			Variation margin	295,083

*	Includes cumulative appreciation (depreciation) of options contracts shown in the Schedule of Investments.

For the period April 4, 2013 (commencement of operations) through August 31, 2013, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

	Statement of Operations
Risk exposure category	Derivative Instrument	Realized gain (loss) on derivatives recognized in income	Change in unrealized appreciation (depreciation) on Derivatives recognized in income
Equity price risk	Purchased Options	$(1,843,199)	$(177,516)
Equity price risk	Written Options	(58,857)	433,239
Equity price risk	Futures Contracts	(192,023)	(295,083)

(b)	Disclosures about Offsetting Assets and Liabilities

The Fund is subject to FASB’s “Disclosures about Offsetting Assets and Liabilities” which requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

For financial reporting purposes, the Fund does not offset derivative assets and liabilities that are subject to Master Netting Agreements (“MNA”) or similar arrangements in the Statement of Assets and Liabilities. The Fund has adopted the new disclosure requirements on offsetting in the following tables:

42

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2013 (Unaudited)

7.	OTHER DERIVATIVE INFORMATION (Continued)

(b)	Disclosures about Offsetting Assets and Liabilities (Continued)

The following table presents the Fund’s derivative assets by type, net of amounts available for offset under a MNA and net of the related collateral received by the Fund as of August 31, 2013:

Description	Gross Amounts Recognized in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received	Net Amount1
Purchased options outstanding, at value	$1,246,673	$—	$—	$1,246,673

The following table presents the Fund’s derivative liabilities by type, net of amounts available for offset under a MNA and net of the related collateral pledged by the Fund as of August 31, 2013:

Description	Gross Amounts Recognized in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amount2
Written options outstanding, at value	$1,334,474	$—	$(1,334,474)	$—
Variation margin	295,083	—	(295,083)	—

1 Net amount represents the net amount receivable from the counterparty in the event of default.

2 Net amount represents the net amount payable to the counterparty in the event of default.

8.	SUBSEQUENT EVENTS

Management has evaluated the events and transactions through the date the financial statements were issued and determined there were no subsequent events that required adjustment to our disclosure in the financial statements.

43

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
EXPENSE EXAMPLE
August 31, 2013 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of the Fund or an asset-based management fee. The following Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 4, 2013 (commencement of operations) to August 31, 2013.

ACTUAL EXPENSES

The first line of the following table titled “Actual” provides information about actual account value and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table titled “Hypothetical” provides information about hypothetical account value and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any costs that may be associated with investing in a Fund through a financial intermediary. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if any costs associated with investing through a financial intermediary were included, your costs would have been higher

	Beginning Account Value April 4, 2013	Ending Account Value August 31, 2013	Annualized Expense Ratio	Expense Paid During the Period from April 4, 2013 to August 31, 2013*
Actual	$1,000.00	$1,009.00	2.05%	$8.42
Hypothetical	$1,000.00	$1,016.62	2.05%	$8.45

*
Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period 149/365 (to reflect the partial-year period).

44

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
OTHER INFORMATION
August 31, 2013 (Unaudited)

APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS

At meetings held on July 2, 2012, October 8, 2012, and March 4, 2013, the Board of Trustees of Aspiriant Global Equity Trust (the “Trust”) considered the proposed advisory and sub-advisory agreements for the Trust, on behalf of Aspiriant Risk-Managed Global Equity Fund (the “Fund”), and approved the Trust’s investment advisory agreement with Aspiriant, LLC (the “Adviser”) and the sub-advisory agreements between the Adviser and each of AQR Capital Management, LLC, Dimensional Fund Advisors LP, and Parametric Risk Advisors LLC (collectively, the “Sub-Advisers”).

After their initial two-year term, the agreements must be approved annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the agreements or “interested persons” of any party thereto, as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. Each year after the initial two-year term, the Board will call and hold a meeting to decide whether to continue the agreements for an additional one-year term. In preparation for such meetings, the Board will request and review a wide variety of information from the Adviser and the Sub-Advisers.

Prior to and at the three meetings at which the Trustees considered the Trust’s agreements, the Trustees requested and reviewed materials from the Adviser and Sub-Advisers to help the Trustees evaluate the proposed fees of the Adviser and Sub-Advisers and other aspects of the agreements. Representatives from the Adviser and Sub-Advisers provided overviews of their advisory business and discussed their investment personnel, investment processes, and investment experience. The representatives discussed the services to be provided under the agreements and the proposed fee structure of the Fund. The Board discussed the written materials, the Adviser’s and Sub-Advisers’ oral presentations, and any other relevant information that the Board received, and considered the approval of the agreements in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important, controlling, or determinative of its decision.

Based on the Trustees’ deliberations and evaluation of the information they received, the Trustees concluded that the Adviser’s and Sub-Advisers’ proposed fees are fair and reasonable in light of the services to be provided by the Adviser and Sub-Advisers and approved the agreements for an initial term of two years.

Nature, Extent, and Quality of Services

In considering the nature, extent, and quality of the services to be provided by the Adviser and Sub-Advisers to the Fund, the Board discussed the role of the Adviser and reviewed the proposed portfolio management services of the Sub-Advisers. Among other things, the Board considered the quality of the Adviser’s and Sub-Advisers’ personnel. The Board reviewed the Adviser’s and Sub-Advisers’ registration form, as well as their responses to a detailed series of questions that included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

The Board also considered other services to be provided to the Fund by the Adviser and Sub-Advisers, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities regulations. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser and Sub-Advisers.

Performance

The Board reviewed the investment performance of the Adviser and Sub-Advisers with respect to their other accounts and further discussed their expertise in managing investment pools. The Board concluded that, within the context of its full deliberations, the Fund should be in a position to benefit from that expertise and receive high quality services.

45

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND
OTHER INFORMATION (Continued)
August 31, 2013 (Unaudited)

APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS (Continued)

Cost of Services

The Board reviewed the proposed advisory fees and comparative fund fee information. The Board noted that the Adviser would be responsible for paying the Sub-Advisers out of the advisory fee it receives from the Fund. The Board concluded that the proposed fees were fair and reasonable in light of the extent and quality of services that the Fund expects to receive.

Economies of Scale

The Board considered the potential for economies of scale and noted that certain of the Sub-Advisers’ fee schedules include breakpoints. The Board determined that it would re-evaluate the issue of economies of scale after the initial two-year term of the agreements.

PROXY VOTING

For a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, please call 800-996-2862 and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the website of the U.S. Securities and Exchange Commission at www.sec.gov, as well as the Fund’s website at www.aspiriantfunds.com.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 877-997-9971 or by accessing the website of the U.S. Securities and Exchange Commission.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the website of the U.S. Securities and Exchange Commission at www.sec.gov, and may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND

A Series Of Aspiriant Global Equity Trust

Advisor Shares (Ticker RMEAX)

INVESTMENT ADVISER
Aspiriant, LLC
11100 Santa Monica Blvd., Suite 600
Los Angeles, CA 90025

SUB-ADVISERS
AQR Capital Management, LLC
Two Greenwich Plaza, 3rd Floor
Greenwich, CT 06830

Dimensional Fund Advisors LP
Palisades West, 6300 Bee Cave Road, Building One
Austin, TX 78746

Parametric Risk Advisors
274 Riverside Avenue
Westport, CT 06880

AUDITORS
Deloitte & Touche LLP
555 East Wells Street
Milwaukee, WI 53202

LEGAL COUNSEL
Bingham McCutchen LLP
2020 K Street, NW
Washington, DC 20006

CUSTODIAN
JPMorgan Chase Bank, N.A.
Seaport Center, 70 Fargo Street
Boston, MA 02210-1950

DISTRIBUTOR
UMB Distribution Services, LLC
803 West Michigan Street
Milwaukee, WI 53233

TRANSFER AGENT
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233

Item 2.  Code of Ethics

Not applicable to semi-annual reports.

Item 3.  Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4.  Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5.  Audit Committee of Listed Registrants

Not applicable.

Item 6.  Schedule of Investments

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-end Management Investment Companies

Not applicable to open-end investment companies.

Item 9.  Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders

No material changes to report.

Item 11.  Controls and Procedures

(a)
The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits

(a)	(1)	Code of Ethics as required by Item 2. Not applicable to semi-annual reports.

(2)
Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3)
Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)
Certification of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) of 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Aspiriant Global Equity Trust

By	/s/ Robert J. Francais
Title	Robert J. Francais, President

Date	11/6/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert J. Francais
Title	Robert J. Francais, President

Date	11/6/13

By	/s/ Hilarie C. Green
Title	Hilarie C. Green, Treasurer and Principal Financial Officer

Date	11/6/13